Quarterly Holdings Report
for
Fidelity ZERO® Extended Market Index Fund
January 31, 2023
EMT-NPRT1-0423
1.9891460.104
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	4,699	169,493
AST SpaceMobile, Inc. (a)(b)	11,298	60,840
ATN International, Inc.	2,628	128,457
Bandwidth, Inc. (a)	5,326	132,511
Cogent Communications Group, Inc.	10,410	713,814
Consolidated Communications Holdings, Inc. (a)	18,960	82,476
EchoStar Holding Corp. Class A (a)(b)	8,547	159,914
Frontier Communications Parent, Inc. (a)(b)	54,275	1,607,083
Globalstar, Inc. (a)(b)	169,810	239,432
IDT Corp. Class B (a)	5,137	150,976
Iridium Communications, Inc.	30,629	1,832,839
Liberty Global PLC:
Class A (a)	41,629	902,933
Class C (a)	63,473	1,418,622
Liberty Latin America Ltd. Class C (a)	44,343	436,779
Lumen Technologies, Inc. (b)	234,006	1,228,532
Ooma, Inc. (a)	5,396	77,541
Radius Global Infrastructure, Inc. (a)	18,413	248,023
		9,590,265
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (a)(b)	127,061	679,776
Cinedigm Corp. (a)(b)	46,631	27,041
Cinemark Holdings, Inc. (a)(b)	26,105	311,694
Genius Brands International, Inc. (a)(b)	75,436	55,068
Lions Gate Entertainment Corp.:
Class A (a)	16,695	133,059
Class B (a)	28,880	220,066
Live Nation Entertainment, Inc. (a)	34,877	2,807,250
Madison Square Garden Entertainment Corp. (a)(b)	6,472	338,421
Madison Square Garden Sports Corp.	4,477	814,098
Marcus Corp. (b)	5,814	88,024
Playstudios, Inc. Class A (a)	20,365	94,086
Playtika Holding Corp. (a)	22,000	230,780
Sciplay Corp. (A Shares) (a)	5,413	91,967
Skillz, Inc. (a)	78,342	62,627
Warner Music Group Corp. Class A	28,524	1,039,700
World Wrestling Entertainment, Inc. Class A (b)	10,595	896,549
		7,890,206
Interactive Media & Services - 0.4%
Angi, Inc. (a)	19,753	57,481
Bumble, Inc. (a)	19,442	500,632
CarGurus, Inc. Class A (a)	23,004	406,021
Cars.com, Inc. (a)	15,113	258,432
Eventbrite, Inc. (a)	20,117	178,840
EverQuote, Inc. Class A (a)	4,584	71,510
fuboTV, Inc. (a)(b)	48,191	123,851
IAC, Inc. (a)	19,114	1,079,941
MediaAlpha, Inc. Class A (a)	5,950	83,003
Nextdoor Holdings, Inc. (a)(b)	31,455	77,379
QuinStreet, Inc. (a)	12,192	186,903
Shutterstock, Inc.	5,842	439,727
TripAdvisor, Inc. (a)(b)	25,570	595,781
TrueCar, Inc. (a)	20,113	62,753
Vimeo, Inc. (a)	37,762	171,439
Yelp, Inc. (a)	16,896	532,393
Ziff Davis, Inc. (a)	11,488	1,027,946
		5,854,032
Media - 1.0%
Advantage Solutions, Inc. Class A (a)	23,808	61,663
Altice U.S.A., Inc. Class A (a)	52,150	255,535
AMC Networks, Inc. Class A (a)	6,719	124,369
Boston Omaha Corp. (a)(b)	4,714	124,685
Cable One, Inc.	1,179	931,269
Cardlytics, Inc. (a)(b)	8,367	62,753
Clear Channel Outdoor Holdings, Inc. (a)	115,973	221,508
DISH Network Corp. Class A (a)	62,147	894,295
E.W. Scripps Co. Class A (a)	13,956	208,642
Entravision Communication Corp. Class A	14,526	94,419
Gannett Co., Inc. (a)(b)	36,271	81,972
Gray Television, Inc.	20,412	264,540
iHeartMedia, Inc. (a)	25,182	195,161
John Wiley & Sons, Inc. Class A	10,410	476,778
Lee Enterprises, Inc. (a)	1,090	24,798
Magnite, Inc. (a)	28,616	345,681
National CineMedia, Inc.	12,850	3,323
News Corp.:
Class A	94,394	1,912,422
Class B	28,737	587,384
Nexstar Broadcasting Group, Inc. Class A	9,206	1,885,113
PubMatic, Inc. (a)(b)	10,666	163,510
Scholastic Corp.	7,197	318,395
Sinclair Broadcast Group, Inc. Class A (b)	10,547	217,585
Sirius XM Holdings, Inc.	170,148	985,157
Stagwell, Inc. (a)(b)	24,766	173,857
TechTarget, Inc. (a)	6,555	324,669
TEGNA, Inc.	54,797	1,092,104
The New York Times Co. Class A	40,208	1,400,847
Thryv Holdings, Inc. (a)	7,358	164,598
WideOpenWest, Inc. (a)	12,696	145,877
		13,742,909
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	15,732	263,826
NII Holdings, Inc. (a)(c)	10,174	2,645
Shenandoah Telecommunications Co.	12,081	236,184
Telephone & Data Systems, Inc.	24,356	325,640
U.S. Cellular Corp. (a)(b)	3,574	87,420
		915,715
TOTAL COMMUNICATION SERVICES		37,993,127
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.3%
Adient PLC (a)	23,084	1,039,242
American Axle & Manufacturing Holdings, Inc. (a)	27,993	248,298
Autoliv, Inc.	19,008	1,751,017
BorgWarner, Inc.	57,379	2,712,879
Dana, Inc.	31,124	564,589
Dorman Products, Inc. (a)	6,887	668,452
Fox Factory Holding Corp. (a)	10,308	1,217,272
Garrett Motion, Inc. (a)(b)	13,459	107,672
Gentex Corp.	57,738	1,703,848
Gentherm, Inc. (a)	8,081	601,469
Holley, Inc. (a)(b)	12,327	40,802
LCI Industries (b)	6,224	698,457
Lear Corp.	14,431	2,103,751
Luminar Technologies, Inc. (a)(b)	57,480	383,392
Modine Manufacturing Co. (a)	12,788	305,505
Motorcar Parts of America, Inc. (a)(b)	4,513	65,709
Patrick Industries, Inc.	5,223	370,676
QuantumScape Corp. Class A (a)(b)	68,195	580,339
Spruce Power Holding Corp. (Class A) (a)	29,208	43,520
Standard Motor Products, Inc.	4,471	180,897
Stoneridge, Inc. (a)	6,728	165,912
The Goodyear Tire & Rubber Co. (a)	69,854	785,858
Visteon Corp. (a)	6,925	1,082,655
XPEL, Inc. (a)(b)	4,823	366,886
		17,789,097
Automobiles - 0.5%
Canoo, Inc. (a)(b)	50,629	60,755
Faraday Future Intelligent Electric, Inc. (a)(b)	58,181	49,454
Fisker, Inc. (a)(b)	38,760	288,762
Harley-Davidson, Inc.	32,441	1,493,259
Lordstown Motors Corp. Class A (a)(b)	40,624	53,217
Rivian Automotive, Inc. (a)(b)	134,487	2,609,048
Thor Industries, Inc. (b)	13,118	1,250,539
Winnebago Industries, Inc.	7,479	476,263
Workhorse Group, Inc. (a)(b)	41,139	90,917
		6,372,214
Distributors - 0.3%
Funko, Inc. (a)(b)	8,113	98,167
LKQ Corp.	62,055	3,658,763
		3,756,930
Diversified Consumer Services - 0.9%
2U, Inc. (a)	19,027	164,203
ADT, Inc.	52,263	459,392
Adtalem Global Education, Inc. (a)	10,973	418,949
American Public Education, Inc. (a)	4,432	53,672
Bright Horizons Family Solutions, Inc. (a)(b)	14,062	1,079,680
Carriage Services, Inc.	3,170	102,771
Chegg, Inc. (a)	30,918	641,858
Coursera, Inc. (a)	21,146	337,279
Duolingo, Inc. (a)(b)	6,081	580,675
European Wax Center, Inc.	7,098	133,726
Frontdoor, Inc. (a)	19,940	541,969
Graham Holdings Co.	932	608,885
Grand Canyon Education, Inc. (a)	7,490	873,034
H&R Block, Inc.	38,082	1,484,436
Laureate Education, Inc. Class A	32,940	361,681
Nerdy, Inc. Class A (a)	13,431	38,144
OneSpaWorld Holdings Ltd. (a)	14,101	148,202
Perdoceo Education Corp. (a)	16,711	250,164
Rover Group, Inc. Class A (a)	23,515	96,176
Service Corp. International	37,630	2,790,265
Strategic Education, Inc. (b)	5,466	510,251
Stride, Inc. (a)	9,956	427,411
The Beachbody Co., Inc. (a)(b)	32,659	20,288
Vivint Smart Home, Inc. Class A (a)	11,049	132,367
WW International, Inc. (a)(b)	14,037	69,764
Xwell, Inc. (a)(b)	24,281	10,684
		12,335,926
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment, Inc. (a)	13,114	120,911
ARAMARK Holdings Corp.	63,089	2,809,353
Bally's Corp. (a)	6,867	136,447
BJ's Restaurants, Inc. (a)	5,648	178,307
Bloomin' Brands, Inc.	21,424	519,532
Bluegreen Vacations Holding Corp. Class A	2,113	68,546
Boyd Gaming Corp.	19,361	1,206,384
Brinker International, Inc. (a)	10,827	427,233
Century Casinos, Inc. (a)	6,271	55,310
Choice Hotels International, Inc. (b)	6,773	832,334
Churchill Downs, Inc.	8,026	1,991,251
Chuy's Holdings, Inc. (a)	4,316	147,737
Cracker Barrel Old Country Store, Inc.	5,423	605,098
Dave & Buster's Entertainment, Inc. (a)	10,258	444,684
Denny's Corp. (a)	13,893	166,994
Dine Brands Global, Inc.	3,953	305,606
Draftkings Holdings, Inc. (a)(b)	110,200	1,651,898
Dutch Bros, Inc. (a)(b)	7,294	277,974
El Pollo Loco Holdings, Inc.	5,156	63,264
Everi Holdings, Inc. (a)	21,735	377,537
First Watch Restaurant Group, Inc. (a)	2,753	44,599
Full House Resorts, Inc. (a)	7,671	67,658
GAN Ltd. (a)	8,975	20,463
Golden Entertainment, Inc. (a)	5,456	215,512
Hilton Grand Vacations, Inc. (a)	19,415	919,494
Hyatt Hotels Corp. Class A (a)	11,742	1,281,287
Inspired Entertainment, Inc. (a)	5,539	82,531
Jack in the Box, Inc.	5,215	396,236
Krispy Kreme, Inc. (b)	16,100	196,420
Kura Sushi U.S.A., Inc. Class A (a)	875	54,373
Life Time Group Holdings, Inc. (a)(b)	13,483	253,346
Light & Wonder, Inc. Class A (a)	22,960	1,498,140
Lindblad Expeditions Holdings (a)	8,334	99,175
Marriott Vacations Worldwide Corp. (b)	9,360	1,497,974
Membership Collective Group, Inc. Class A (a)(b)	10,251	54,330
Monarch Casino & Resort, Inc. (a)	3,299	252,769
Noodles & Co. (a)	8,649	54,402
Norwegian Cruise Line Holdings Ltd. (a)(b)	103,456	1,573,566
Papa John's International, Inc.	7,872	706,040
Penn Entertainment, Inc. (a)	37,954	1,345,469
Planet Fitness, Inc. (a)	20,464	1,732,278
Playa Hotels & Resorts NV (a)	31,623	239,702
PlayAGS, Inc. (a)	6,642	43,904
Portillo's, Inc. (a)	8,726	196,859
RCI Hospitality Holdings, Inc.	2,133	193,655
Red Robin Gourmet Burgers, Inc. (a)(b)	3,734	33,382
Red Rock Resorts, Inc.	11,924	536,699
Rush Street Interactive, Inc. (a)	14,012	60,111
Ruth's Hospitality Group, Inc.	7,630	132,075
SeaWorld Entertainment, Inc. (a)	9,693	604,746
Shake Shack, Inc. Class A (a)	9,061	515,390
Six Flags Entertainment Corp. (a)	18,133	486,871
Texas Roadhouse, Inc. Class A	16,445	1,651,571
The Cheesecake Factory, Inc. (b)	11,700	459,225
The ONE Group Hospitality, Inc. (a)	6,151	46,317
Travel+Leisure Co.	19,857	841,341
Vail Resorts, Inc.	9,897	2,596,379
Wendy's Co.	41,974	936,020
Wingstop, Inc. (b)	7,327	1,161,110
Wyndham Hotels & Resorts, Inc.	21,696	1,681,657
Wynn Resorts Ltd. (a)	25,253	2,617,221
Xponential Fitness, Inc. (a)(b)	4,325	118,851
		39,885,548
Household Durables - 1.8%
Aterian, Inc. (a)(b)	18,253	27,927
Bassett Furniture Industries, Inc.	1,926	37,287
Beazer Homes U.S.A., Inc. (a)	7,236	118,453
Cavco Industries, Inc. (a)	2,032	540,715
Century Communities, Inc.	6,925	423,810
Cricut, Inc.	9,464	92,653
Dream Finders Homes, Inc. (a)(b)	5,260	66,486
Ethan Allen Interiors, Inc.	5,617	161,433
GoPro, Inc. Class A (a)	31,141	191,517
Green Brick Partners, Inc. (a)	6,551	204,391
Helen of Troy Ltd. (a)	5,959	674,022
Hooker Furnishings Corp. (b)	2,928	61,664
Hovnanian Enterprises, Inc. Class A (a)	1,208	69,919
Installed Building Products, Inc.	5,735	631,366
iRobot Corp. (a)(b)	6,724	302,580
KB Home	20,290	780,151
La-Z-Boy, Inc.	10,543	299,737
Leggett & Platt, Inc. (b)	32,559	1,190,357
LGI Homes, Inc. (a)(b)	5,015	570,958
Lovesac (a)	3,704	95,341
M.D.C. Holdings, Inc.	13,925	525,808
M/I Homes, Inc. (a)	6,675	399,165
Meritage Homes Corp. (a)	8,920	960,595
Mohawk Industries, Inc. (a)	12,975	1,557,779
Newell Brands, Inc.	92,039	1,468,942
PulteGroup, Inc.	55,805	3,174,746
Purple Innovation, Inc. (a)(b)	12,401	71,926
Skyline Champion Corp. (a)	12,928	762,106
Snap One Holdings Corp. (a)	4,193	40,211
Sonos, Inc. (a)	31,184	575,033
Taylor Morrison Home Corp. (a)	26,433	946,301
Tempur Sealy International, Inc.	41,938	1,708,974
Toll Brothers, Inc.	25,889	1,540,137
TopBuild Corp. (a)	7,808	1,562,068
Traeger, Inc. (a)(b)	13,890	50,421
TRI Pointe Homes, Inc. (a)	24,460	540,321
Tupperware Brands Corp. (a)	9,369	41,505
Universal Electronics, Inc. (a)	3,035	71,110
Vizio Holding Corp. (a)(b)	13,522	118,453
VOXX International Corp. (a)	3,715	39,175
Weber, Inc. (b)	5,058	41,273
Whirlpool Corp.	13,405	2,085,684
ZAGG, Inc. rights (a)(c)	4,373	0
		24,822,500
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	6,563	65,433
BARK, Inc. (a)(b)	25,383	51,020
CarParts.com, Inc. (a)	12,667	86,389
Chewy, Inc. (a)(b)	22,639	1,020,113
ContextLogic, Inc. (a)	140,443	96,611
Duluth Holdings, Inc. (a)(b)	2,849	18,946
Groupon, Inc. (a)(b)	5,032	41,564
Lands' End, Inc. (a)(b)	3,720	33,592
Liquidity Services, Inc. (a)	6,457	96,790
Lyft, Inc. (a)	76,592	1,244,620
Overstock.com, Inc. (a)(b)	11,086	268,392
PetMed Express, Inc.	5,084	109,204
Polished.Com, Inc. (a)(b)	23,095	17,437
Porch Group, Inc. Class A (a)(b)	20,292	59,861
Quotient Technology, Inc. (a)	23,486	95,118
Qurate Retail, Inc. Series A (a)(b)	82,942	213,990
Rent the Runway, Inc. Class A (a)(b)	10,597	45,461
Revolve Group, Inc. (a)(b)	10,147	289,595
RumbleON, Inc. Class B (a)	2,359	19,839
Stitch Fix, Inc. (a)(b)	17,659	92,003
The RealReal, Inc. (a)	24,065	44,039
thredUP, Inc. (a)	16,146	27,933
Vivid Seats, Inc. Class A (a)(b)	5,638	47,979
Wayfair LLC Class A (a)(b)	18,909	1,143,995
Xometry, Inc. (a)(b)	7,274	254,735
		5,484,659
Leisure Products - 0.7%
Acushnet Holdings Corp. (b)	7,871	369,543
American Outdoor Brands, Inc. (a)	3,142	32,928
AMMO, Inc. (a)(b)	22,092	54,788
Brunswick Corp.	17,703	1,492,894
Clarus Corp.	7,643	76,812
JAKKS Pacific, Inc. (a)	1,620	33,777
Johnson Outdoors, Inc. Class A	1,319	90,299
Latham Group, Inc. (a)	10,284	45,250
Malibu Boats, Inc. Class A (a)	4,950	299,921
MasterCraft Boat Holdings, Inc. (a)	4,348	125,048
Mattel, Inc. (a)	86,601	1,771,856
Peloton Interactive, Inc. Class A (a)(b)	76,631	990,839
Polaris, Inc. (b)	13,307	1,528,176
Smith & Wesson Brands, Inc. (b)	11,330	125,536
Solo Brands, Inc. Class A (a)(b)	5,338	23,594
Sturm, Ruger & Co., Inc.	4,352	247,629
Topgolf Callaway Brands Corp. (a)(b)	33,981	832,195
Vista Outdoor, Inc. (a)	13,814	405,441
YETI Holdings, Inc. (a)	21,165	947,345
		9,493,871
Multiline Retail - 0.3%
Big Lots, Inc. (b)	7,171	117,318
Dillard's, Inc. Class A (b)	833	327,627
Franchise Group, Inc. (b)	6,581	203,287
Kohl's Corp.	28,497	922,448
Macy's, Inc.	66,225	1,564,897
Nordstrom, Inc. (b)	27,395	535,298
Ollie's Bargain Outlet Holdings, Inc. (a)	14,188	776,935
		4,447,810
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A (a)	12,102	350,474
Academy Sports & Outdoors, Inc.	19,493	1,138,781
Advance Auto Parts, Inc.	14,744	2,245,216
America's Car Mart, Inc. (a)	1,459	125,678
American Eagle Outfitters, Inc.	42,632	688,080
Arko Corp.	18,046	151,406
Asbury Automotive Group, Inc. (a)	5,425	1,193,500
AutoNation, Inc. (a)	8,364	1,059,886
Barnes & Noble Education, Inc. (a)	7,813	18,048
Bath & Body Works, Inc.	56,015	2,577,250
Bed Bath & Beyond, Inc. (a)(b)	18,811	53,047
Big 5 Sporting Goods Corp. (b)	5,489	54,835
Boot Barn Holdings, Inc. (a)	7,333	612,232
Build-A-Bear Workshop, Inc. (a)	3,098	76,087
Caleres, Inc.	8,806	229,132
Camping World Holdings, Inc. (b)	9,828	249,729
Carvana Co. Class A (a)(b)	24,376	247,904
Chico's FAS, Inc. (a)	29,990	158,047
Citi Trends, Inc. (a)	2,045	64,377
Conn's, Inc. (a)	3,187	29,990
Designer Brands, Inc. Class A (b)	12,600	129,906
Destination XL Group, Inc. (a)	13,321	94,979
Dick's Sporting Goods, Inc.	13,594	1,777,551
EVgo, Inc. Class A (a)(b)	17,425	120,058
Express, Inc. (a)(b)	14,841	17,216
Five Below, Inc. (a)	13,602	2,681,362
Floor & Decor Holdings, Inc. Class A (a)(b)	26,064	2,365,829
Foot Locker, Inc.	19,368	842,702
GameStop Corp. Class A (b)	62,050	1,357,034
Gap, Inc. (b)	52,147	707,635
Genesco, Inc. (a)	3,005	145,111
Group 1 Automotive, Inc.	3,565	762,375
GrowGeneration Corp. (a)(b)	14,933	77,054
Guess?, Inc.	7,431	172,176
Haverty Furniture Companies, Inc. (b)	3,137	109,544
Hibbett, Inc.	3,240	215,006
JOANN, Inc. (b)	2,488	9,753
Lazydays Holdings, Inc. (a)(b)	1,904	25,114
Leslie's, Inc. (a)(b)	36,144	559,871
Lithia Motors, Inc. Class A (sub. vtg.) (b)	6,679	1,757,913
LL Flooring Holdings, Inc. (a)	7,543	45,711
MarineMax, Inc. (a)	5,247	163,969
Monro, Inc. (b)	7,698	391,828
Murphy U.S.A., Inc.	5,088	1,384,089
National Vision Holdings, Inc. (a)(b)	19,225	790,148
OneWater Marine, Inc. Class A (a)(b)	2,603	85,222
Penske Automotive Group, Inc.	6,095	779,063
Petco Health & Wellness Co., Inc. (a)(b)	19,626	229,428
Rent-A-Center, Inc.	12,286	330,371
RH (a)	4,698	1,465,729
Sally Beauty Holdings, Inc. (a)	26,258	409,100
Shoe Carnival, Inc.	4,151	113,364
Signet Jewelers Ltd. (b)	11,336	870,718
Sleep Number Corp. (a)(b)	5,289	181,836
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	4,104	220,426
Sportsman's Warehouse Holdings, Inc. (a)	9,678	91,264
The Aaron's Co., Inc.	7,394	108,322
The Buckle, Inc.	7,279	320,276
The Cato Corp. Class A (sub. vtg.)	4,118	40,933
The Children's Place, Inc. (a)(b)	3,253	147,589
The Container Store Group, Inc. (a)	8,196	42,701
The ODP Corp. (a)	9,823	506,867
Tilly's, Inc. (a)	5,944	52,664
TravelCenters of America LLC (a)	3,052	138,927
Urban Outfitters, Inc. (a)(b)	14,999	410,823
Victoria's Secret & Co. (a)	19,891	838,406
Volta, Inc. (a)(b)	32,476	27,871
Vroom, Inc. (a)(b)	28,904	33,240
Williams-Sonoma, Inc. (b)	16,418	2,215,445
Winmark Corp.	641	179,993
Zumiez, Inc. (a)	3,888	100,427
		37,968,638
Textiles, Apparel & Luxury Goods - 1.5%
Allbirds, Inc. Class A (a)(b)	24,306	66,842
Capri Holdings Ltd. (a)	31,633	2,103,278
Carter's, Inc. (b)	9,435	786,596
Columbia Sportswear Co.	8,637	828,288
Crocs, Inc. (a)	15,097	1,838,362
Deckers Outdoor Corp. (a)	6,484	2,771,780
Fossil Group, Inc. (a)	11,335	64,383
G-III Apparel Group Ltd. (a)	10,465	177,068
Hanesbrands, Inc.	86,304	728,406
Kontoor Brands, Inc.	12,023	574,218
Levi Strauss & Co. Class A	23,667	435,473
Movado Group, Inc.	3,861	136,525
Oxford Industries, Inc.	3,673	430,549
PLBY Group, Inc. (a)(b)	9,328	27,238
PVH Corp.	15,919	1,431,118
Ralph Lauren Corp.	10,030	1,242,216
Rocky Brands, Inc.	1,692	53,264
Samsonite International SA (a)(d)	350,700	1,044,730
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,952	1,586,639
Steven Madden Ltd.	17,920	642,432
Tapestry, Inc.	59,129	2,694,509
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	43,320	536,735
Class C (non-vtg.) (a)(b)	51,302	559,192
Unifi, Inc. (a)	3,471	29,677
Vera Bradley, Inc. (a)	5,328	31,702
Wolverine World Wide, Inc.	18,980	306,147
		21,127,367
TOTAL CONSUMER DISCRETIONARY		183,484,560
CONSUMER STAPLES - 3.9%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)(b)	2,322	902,352
Celsius Holdings, Inc. (a)(b)	9,896	992,767
Coca-Cola Bottling Co. Consolidated	1,128	571,648
Duckhorn Portfolio, Inc. (a)	10,371	167,803
MGP Ingredients, Inc.	3,828	373,383
Molson Coors Beverage Co. Class B	46,071	2,422,413
National Beverage Corp. (a)(b)	5,801	256,404
The Vita Coco Co., Inc. (a)(b)	5,828	79,086
Vintage Wine Estates, Inc. (a)(b)	9,167	26,218
		5,792,074
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	39,072	828,326
Andersons, Inc.	7,528	276,880
BJ's Wholesale Club Holdings, Inc. (a)	33,090	2,398,032
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,335	8
warrants 11/4/28 (a)	2,335	3
warrants 11/4/28 (a)	2,335	1
Casey's General Stores, Inc.	9,123	2,152,207
Chefs' Warehouse Holdings (a)	8,284	316,697
Grocery Outlet Holding Corp. (a)	21,764	661,408
Ingles Markets, Inc. Class A	3,536	335,920
Performance Food Group Co. (a)	38,071	2,334,514
PriceSmart, Inc.	6,073	451,285
Rite Aid Corp. (a)(b)	13,655	49,841
SpartanNash Co.	8,559	271,149
Sprouts Farmers Market LLC (a)	25,855	826,067
U.S. Foods Holding Corp. (a)	49,985	1,905,928
United Natural Foods, Inc. (a)	14,198	590,921
Weis Markets, Inc.	4,018	346,914
		13,746,101
Food Products - 1.8%
Alico, Inc. (b)	1,143	30,290
AppHarvest, Inc. (a)(b)	19,615	47,861
B&G Foods, Inc. Class A (b)	17,287	242,364
Benson Hill, Inc. (a)	32,203	86,304
Beyond Meat, Inc. (a)(b)	14,964	245,859
Bunge Ltd.	36,683	3,635,285
Cal-Maine Foods, Inc.	9,257	529,686
Calavo Growers, Inc.	4,410	141,341
Campbell Soup Co.	49,112	2,550,386
Darling Ingredients, Inc. (a)	39,312	2,605,992
Flowers Foods, Inc.	47,178	1,306,359
Fresh Del Monte Produce, Inc.	7,371	210,811
Freshpet, Inc. (a)	11,742	743,621
Hostess Brands, Inc. Class A (a)	32,781	758,225
Ingredion, Inc.	16,000	1,644,800
J&J Snack Foods Corp.	3,655	523,762
John B. Sanfilippo & Son, Inc.	2,231	188,542
Lamb Weston Holdings, Inc.	35,181	3,514,230
Lancaster Colony Corp.	4,841	929,036
Lifecore Biomedical (a)	6,797	42,209
Mission Produce, Inc. (a)	9,642	120,139
Pilgrim's Pride Corp. (a)	10,813	262,540
Post Holdings, Inc. (a)	13,256	1,258,657
Seaboard Corp.	62	243,071
Seneca Foods Corp. Class A (a)	1,337	83,563
Sovos Brands, Inc. (a)	9,230	125,159
Tattooed Chef, Inc. (a)(b)	11,700	17,784
The Hain Celestial Group, Inc. (a)	21,864	448,649
The Simply Good Foods Co. (a)	20,593	747,526
Tootsie Roll Industries, Inc.	4,278	191,355
TreeHouse Foods, Inc. (a)	12,248	593,171
Utz Brands, Inc. Class A (b)	16,256	270,825
Vital Farms, Inc. (a)	6,536	114,903
Whole Earth Brands, Inc. Class A (a)	9,100	34,489
		24,488,794
Household Products - 0.2%
Central Garden & Pet Co. (a)	1,976	82,873
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,416	412,786
Energizer Holdings, Inc.	16,088	596,865
Reynolds Consumer Products, Inc.	13,174	392,190
Spectrum Brands Holdings, Inc.	10,051	682,262
WD-40 Co. (b)	3,313	578,251
		2,745,227
Personal Products - 0.4%
BellRing Brands, Inc. (a)	33,239	942,658
Coty, Inc. Class A (a)	89,157	888,004
Edgewell Personal Care Co.	12,558	538,236
elf Beauty, Inc. (a)	12,291	707,347
Herbalife Nutrition Ltd. (a)	23,839	418,851
Inter Parfums, Inc.	4,349	514,139
MediFast, Inc.	2,670	297,572
Nu Skin Enterprises, Inc. Class A	12,229	524,380
The Beauty Health Co. (a)(b)	24,497	279,266
The Honest Co., Inc. (a)	14,318	47,249
USANA Health Sciences, Inc. (a)	2,764	161,528
Veru, Inc. (a)(b)	12,577	72,444
		5,391,674
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	52,309	57,540
Turning Point Brands, Inc.	3,826	88,801
Universal Corp.	5,912	321,435
Vector Group Ltd.	31,893	413,014
		880,790
TOTAL CONSUMER STAPLES		53,044,660
ENERGY - 4.6%
Energy Equipment & Services - 1.3%
Archrock, Inc.	32,343	320,519
Bristow Group, Inc. (a)	5,827	177,957
Cactus, Inc.	14,817	801,748
Championx Corp.	48,635	1,605,928
Core Laboratories NV	11,402	291,891
DMC Global, Inc. (a)	4,613	104,900
Dril-Quip, Inc. (a)	8,218	252,375
Expro Group Holdings NV (a)(b)	16,948	320,148
Helix Energy Solutions Group, Inc. (a)	35,346	280,294
Helmerich & Payne, Inc.	25,707	1,245,247
Liberty Oilfield Services, Inc. Class A	37,948	600,717
Nabors Industries Ltd. (a)	2,197	390,055
Newpark Resources, Inc. (a)	19,966	90,646
Nextier Oilfield Solutions, Inc. (a)	38,873	366,184
Noble Corp. PLC (a)	23,924	973,468
NOV, Inc.	96,578	2,360,366
Oceaneering International, Inc. (a)(b)	24,379	520,492
Oil States International, Inc. (a)	15,993	136,900
Patterson-UTI Energy, Inc.	53,483	898,514
ProFrac Holding Corp. (b)	6,690	150,525
ProPetro Holding Corp. (a)	23,741	236,223
RPC, Inc.	19,918	197,587
Select Energy Services, Inc. Class A	20,475	179,771
Solaris Oilfield Infrastructure, Inc. Class A	7,819	82,803
TechnipFMC PLC (a)	108,899	1,512,607
TETRA Technologies, Inc. (a)	27,314	108,163
Tidewater, Inc. (a)	12,300	533,820
Transocean Ltd. (United States) (a)(b)	162,050	1,092,217
U.S. Silica Holdings, Inc. (a)	18,634	228,080
Valaris Ltd. (a)	14,643	1,063,668
Weatherford International PLC (a)	15,636	889,376
		18,013,189
Oil, Gas & Consumable Fuels - 3.3%
Aemetis, Inc. (a)(b)	7,506	35,053
Alto Ingredients, Inc. (a)	16,182	54,857
American Resources Corp. (a)(b)	12,786	19,818
Amplify Energy Corp. (a)(b)	8,464	73,298
Antero Resources Corp. (a)	67,717	1,952,958
APA Corp.	78,789	3,492,716
Arch Resources, Inc. (b)	4,418	653,952
Berry Corp.	15,636	143,851
California Resources Corp.	17,991	768,755
Callon Petroleum Co. (a)	12,514	532,471
Centrus Energy Corp. Class A (a)(b)	2,874	117,978
Chesapeake Energy Corp.	26,261	2,277,354
Chord Energy Corp.	10,142	1,453,653
Civitas Resources, Inc.	12,655	842,190
Clean Energy Fuels Corp. (a)	42,956	243,131
CNX Resources Corp. (a)	44,050	736,957
Comstock Resources, Inc. (b)	22,316	271,139
CONSOL Energy, Inc.	8,009	463,160
Crescent Energy, Inc. Class A	9,155	110,409
CVR Energy, Inc.	7,148	237,314
Delek U.S. Holdings, Inc.	17,218	460,754
Denbury, Inc. (a)	12,201	1,058,803
DT Midstream, Inc.	23,805	1,301,181
Earthstone Energy, Inc. (a)(b)	9,753	135,567
EQT Corp.	89,939	2,938,307
Equitrans Midstream Corp.	105,300	763,425
Gevo, Inc. (a)(b)	56,747	120,304
Green Plains, Inc. (a)(b)	14,532	505,278
Gulfport Energy Corp. (a)(b)	2,742	186,867
HF Sinclair Corp.	32,820	1,867,458
International Seaways, Inc.	9,901	384,555
Kosmos Energy Ltd. (a)	111,017	878,144
Magnolia Oil & Gas Corp. Class A (b)	41,300	975,093
Matador Resources Co.	27,445	1,815,761
Murphy Oil Corp.	35,885	1,564,945
National Energy Services Reunited Corp. (a)	11,473	86,736
New Fortress Energy, Inc.	11,837	459,157
Nextdecade Corp. (a)(b)	14,129	84,633
Northern Oil & Gas, Inc.	16,453	551,505
Par Pacific Holdings, Inc. (a)	13,414	358,556
PBF Energy, Inc. Class A	27,891	1,171,143
PDC Energy, Inc.	22,510	1,524,602
Peabody Energy Corp. (a)	28,589	797,347
Permian Resource Corp. Class A (b)	50,126	544,870
Range Resources Corp.	59,377	1,485,613
Ranger Oil Corp.	4,771	200,382
Rex American Resources Corp. (a)	3,828	125,252
Ring Energy, Inc. (a)(b)	23,821	56,218
SandRidge Energy, Inc. (a)	7,819	123,618
SilverBow Resources, Inc. (a)	3,227	84,773
Sitio Royalties Corp.	18,175	482,910
SM Energy Co.	30,301	995,994
Southwestern Energy Co. (a)(b)	271,092	1,496,428
Talos Energy, Inc. (a)	15,972	316,405
Teekay Corp. (a)	16,072	78,110
Teekay Tankers Ltd. (a)	5,732	175,915
Tellurian, Inc. (a)(b)	126,023	250,786
Texas Pacific Land Corp. (b)	1,508	3,009,742
Uranium Energy Corp. (a)(b)	89,464	360,540
VAALCO Energy, Inc.	25,949	120,663
Vertex Energy, Inc. (a)(b)	14,719	107,154
Vital Energy, Inc. (a)	4,116	231,648
Vitesse Energy, Inc. (a)(b)	5,333	85,115
W&T Offshore, Inc. (a)	22,549	140,255
World Fuel Services Corp.	15,213	430,528
		45,374,054
TOTAL ENERGY		63,387,243
FINANCIALS - 16.5%
Banks - 6.2%
1st Source Corp.	4,154	204,335
Amerant Bancorp, Inc. Class A	6,100	169,824
Ameris Bancorp	15,983	753,758
Associated Banc-Corp.	37,300	835,893
Atlantic Union Bankshares Corp.	18,283	707,369
Banc of California, Inc. (b)	13,463	234,525
BancFirst Corp.	4,331	373,029
Bancorp, Inc., Delaware (a)	13,620	462,127
Bank of Hawaii Corp. (b)	9,749	745,701
Bank of Marin Bancorp	3,579	109,052
Bank OZK (b)	27,064	1,236,013
BankUnited, Inc.	18,737	705,261
Banner Corp.	8,314	538,997
Berkshire Hills Bancorp, Inc.	11,009	341,829
BOK Financial Corp.	7,081	711,641
Brookline Bancorp, Inc., Delaware	21,731	284,241
Byline Bancorp, Inc.	5,350	132,680
Cadence Bank	44,633	1,141,712
Camden National Corp.	3,465	146,327
Cathay General Bancorp	18,171	798,797
Central Pacific Financial Corp.	6,490	146,674
City Holding Co.	3,597	340,960
Coastal Financial Corp. of Washington (a)	2,548	116,367
Columbia Banking Systems, Inc.	19,685	608,463
Comerica, Inc.	32,179	2,359,042
Commerce Bancshares, Inc.	27,884	1,855,959
Community Bank System, Inc.	13,259	765,177
Community Trust Bancorp, Inc.	3,839	165,384
ConnectOne Bancorp, Inc.	8,568	203,661
CrossFirst Bankshares, Inc. (a)	10,653	143,816
Cullen/Frost Bankers, Inc.	15,722	2,048,262
Customers Bancorp, Inc. (a)	7,553	229,385
CVB Financial Corp.	32,259	781,313
Dime Community Bancshares, Inc.	7,950	237,069
Eagle Bancorp, Inc.	7,863	373,414
East West Bancorp, Inc.	34,460	2,705,799
Eastern Bankshares, Inc.	39,628	640,785
Enterprise Financial Services Corp.	9,104	485,425
Equity Bancshares, Inc.	3,349	99,968
Farmers National Banc Corp.	8,433	121,267
FB Financial Corp.	8,610	323,392
Financial Institutions, Inc.	3,844	94,985
First Bancorp, North Carolina	8,826	351,716
First Bancorp, Puerto Rico	45,205	608,007
First Bancshares, Inc.	5,833	178,781
First Busey Corp.	12,489	298,112
First Citizens Bancshares, Inc.	2,914	2,266,160
First Commonwealth Financial Corp.	22,629	332,873
First Financial Bancorp, Ohio	23,310	590,442
First Financial Bankshares, Inc. (b)	31,879	1,135,530
First Financial Corp., Indiana	2,632	118,229
First Foundation, Inc.	12,569	195,197
First Hawaiian, Inc.	31,204	856,238
First Horizon National Corp.	130,188	3,219,549
First Internet Bancorp	2,182	57,365
First Interstate Bancsystem, Inc.	21,846	783,834
First Merchants Corp.	14,477	617,299
Flushing Financial Corp.	7,023	134,771
FNB Corp., Pennsylvania	85,381	1,218,387
Fulton Financial Corp.	41,109	687,754
German American Bancorp, Inc.	6,695	257,891
Glacier Bancorp, Inc.	27,324	1,245,701
Great Southern Bancorp, Inc.	2,243	131,081
Hancock Whitney Corp.	20,887	1,075,263
Hanmi Financial Corp.	7,477	174,139
HarborOne Bancorp, Inc.	10,239	139,660
Heartland Financial U.S.A., Inc.	9,211	455,668
Heritage Commerce Corp.	14,574	176,637
Heritage Financial Corp., Washington	8,591	245,101
Hilltop Holdings, Inc.	11,285	369,020
Home Bancshares, Inc.	46,345	1,106,255
HomeStreet, Inc.	4,381	120,784
HomeTrust Bancshares, Inc.	3,309	89,343
Hope Bancorp, Inc.	29,388	378,811
Horizon Bancorp, Inc. Indiana	9,487	148,377
Independent Bank Corp.	11,193	891,970
Independent Bank Corp.	5,187	114,996
Independent Bank Group, Inc.	8,622	528,529
International Bancshares Corp.	12,871	603,264
Lakeland Bancorp, Inc.	15,649	301,556
Lakeland Financial Corp.	6,170	436,281
Live Oak Bancshares, Inc.	8,108	277,537
Mercantile Bank Corp.	3,501	120,189
Metropolitan Bank Holding Corp. (a)	2,719	161,454
Midland States Bancorp, Inc.	5,478	139,579
National Bank Holdings Corp.	9,267	391,345
NBT Bancorp, Inc.	10,598	416,607
Nicolet Bankshares, Inc. (a)	3,297	240,318
Northwest Bancshares, Inc.	30,906	437,011
OceanFirst Financial Corp.	14,369	343,706
OFG Bancorp	11,598	328,339
Old National Bancorp, Indiana	72,009	1,260,158
Old Second Bancorp, Inc.	9,722	165,177
Origin Bancorp, Inc.	7,074	265,275
Pacific Premier Bancorp, Inc.	23,378	756,045
PacWest Bancorp	28,688	793,510
Park National Corp.	3,584	448,896
Pathward Financial, Inc.	7,040	349,325
Peapack-Gladstone Financial Corp.	3,969	147,210
Peoples Bancorp, Inc.	6,958	206,444
Pinnacle Financial Partners, Inc.	18,716	1,473,511
Popular, Inc.	17,769	1,219,664
Preferred Bank, Los Angeles	3,258	231,742
Premier Financial Corp.	8,613	215,497
Prosperity Bancshares, Inc.	22,375	1,697,368
QCR Holdings, Inc.	4,069	213,867
Renasant Corp.	13,649	485,631
Republic First Bancorp, Inc. (a)(b)	10,815	23,793
S&T Bancorp, Inc.	9,517	346,228
Sandy Spring Bancorp, Inc.	10,963	370,549
Seacoast Banking Corp., Florida (b)	17,447	560,223
ServisFirst Bancshares, Inc.	12,023	819,728
Silvergate Capital Corp. (a)(b)	7,704	109,705
Simmons First National Corp. Class A	30,960	690,718
Southside Bancshares, Inc.	7,466	282,812
Southstate Corp.	18,649	1,484,460
Stellar Bancorp, Inc.	11,095	311,880
Stock Yards Bancorp, Inc.	7,272	436,029
Synovus Financial Corp.	35,775	1,500,761
Texas Capital Bancshares, Inc. (a)	12,171	804,138
Tompkins Financial Corp.	3,037	228,777
TowneBank	16,109	490,841
Trico Bancshares	8,091	409,000
Triumph Bancorp, Inc. (a)	5,583	311,141
Trustmark Corp. (b)	15,025	437,528
UMB Financial Corp.	10,600	956,014
Umpqua Holdings Corp.	53,741	978,086
United Bankshares, Inc., West Virginia	32,919	1,323,344
United Community Bank, Inc.	26,253	854,273
Univest Corp. of Pennsylvania	7,123	193,389
Valley National Bancorp	102,859	1,221,965
Veritex Holdings, Inc.	13,260	373,269
Washington Federal, Inc.	15,894	563,601
Washington Trust Bancorp, Inc.	4,378	187,247
Webster Financial Corp.	42,532	2,239,310
WesBanco, Inc.	14,399	535,211
Westamerica Bancorp.	6,642	369,030
Western Alliance Bancorp.	26,664	2,009,666
Wintrust Financial Corp.	14,897	1,362,629
Zions Bancorp NA	36,557	1,943,370
		85,634,369
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	9,245	1,596,981
Ares Management Corp.	38,278	3,176,691
Artisan Partners Asset Management, Inc.	16,693	614,636
Assetmark Financial Holdings, Inc. (a)	5,302	140,715
Avantax, Inc. (a)	11,765	342,832
B. Riley Financial, Inc. (b)	3,953	168,912
BGC Partners, Inc. Class A	79,138	344,250
Blue Owl Capital, Inc. Class A (b)	85,684	1,077,905
Bridge Investment Group Holdings, Inc. (b)	6,666	99,257
BrightSphere Investment Group, Inc.	7,839	183,825
Carlyle Group LP	53,325	1,918,100
Cboe Global Markets, Inc.	25,988	3,193,405
Cohen & Steers, Inc.	6,030	443,024
Coinbase Global, Inc. (a)(b)	39,024	2,282,124
Cowen Group, Inc. Class A	6,429	249,960
Diamond Hill Investment Group, Inc.	738	139,061
Donnelley Financial Solutions, Inc. (a)	6,185	282,098
Evercore, Inc. Class A	8,839	1,147,391
Federated Hermes, Inc.	20,659	811,899
Focus Financial Partners, Inc. Class A (a)	14,084	635,893
Franklin Resources, Inc.	69,335	2,163,252
Galaxy Digital Holdings Ltd. (a)(b)	26,698	102,735
GCM Grosvenor, Inc. Class A	10,137	90,828
GQG Partners, Inc. unit	184,092	197,550
Greenhill & Co., Inc.	2,970	41,045
Hamilton Lane, Inc. Class A	8,765	682,443
Houlihan Lokey	12,207	1,209,347
Interactive Brokers Group, Inc.	25,245	2,018,085
Invesco Ltd.	111,819	2,069,770
Janus Henderson Group PLC	32,335	838,123
Jefferies Financial Group, Inc.	44,649	1,753,813
Lazard Ltd. Class A	27,482	1,101,479
LPL Financial	19,498	4,623,366
Moelis & Co. Class A	15,651	731,684
Morningstar, Inc.	6,117	1,485,697
Open Lending Corp. (a)	26,188	229,669
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,829	87,079
P10, Inc.	9,426	106,514
Perella Weinberg Partners Class A	10,686	109,532
Piper Jaffray Companies	3,472	493,371
PJT Partners, Inc.	5,936	475,058
Sculptor Capital Management, Inc. Class A	4,987	46,329
SEI Investments Co.	25,195	1,572,924
StepStone Group, Inc. Class A	11,833	345,405
Stifel Financial Corp.	26,007	1,753,132
StoneX Group, Inc. (a)	4,282	376,302
Tradeweb Markets, Inc. Class A	27,283	2,033,675
Victory Capital Holdings, Inc.	6,602	195,683
Virtu Financial, Inc. Class A	22,754	439,380
Virtus Investment Partners, Inc.	1,660	356,701
WisdomTree Investments, Inc.	26,676	153,654
		46,732,584
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)(b)	1,225	39,813
Bread Financial Holdings, Inc.	12,172	499,417
Credit Acceptance Corp. (a)(b)	1,487	687,946
CURO Group Holdings Corp.	6,047	24,430
Encore Capital Group, Inc. (a)	5,704	317,827
Enova International, Inc. (a)	7,655	349,451
EZCORP, Inc. (non-vtg.) Class A (a)	13,500	122,985
FirstCash Holdings, Inc.	9,158	844,184
Green Dot Corp. Class A (a)	11,558	208,969
Katapult Holdings, Inc. (a)(b)	16,295	15,969
LendingClub Corp. (a)	25,736	249,382
LendingTree, Inc. (a)	2,694	106,844
Medallion Financial Corp. (b)	4,195	35,825
MoneyLion, Inc. (a)(b)	28,899	22,746
Navient Corp.	25,687	487,282
Nelnet, Inc. Class A	4,326	413,090
NerdWallet, Inc. (a)(b)	7,715	90,188
OneMain Holdings, Inc.	29,845	1,287,513
Oportun Financial Corp. (a)	6,935	48,614
PRA Group, Inc. (a)	9,452	380,348
PROG Holdings, Inc. (a)	12,248	273,008
Regional Management Corp.	2,019	69,635
SLM Corp.	61,305	1,077,129
SoFi Technologies, Inc. (a)(b)	199,579	1,383,082
Sunlight Financial Holdings, Inc. Class A (a)(b)	8,216	10,599
Upstart Holdings, Inc. (a)(b)	17,299	323,145
World Acceptance Corp. (a)(b)	785	75,140
		9,444,561
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	4,346	167,321
Acacia Research Corp. (a)	9,157	39,925
Cannae Holdings, Inc. (a)	17,673	431,928
Equitable Holdings, Inc.	84,659	2,715,014
Jackson Financial, Inc.	14,413	634,749
Voya Financial, Inc. (b)	24,015	1,675,527
		5,664,464
Insurance - 3.9%
AMBAC Financial Group, Inc. (a)	11,048	184,060
American Equity Investment Life Holding Co.	16,942	807,286
American Financial Group, Inc.	17,061	2,432,728
Amerisafe, Inc.	4,625	254,745
Argo Group International Holdings, Ltd.	8,670	240,679
Assurant, Inc.	12,959	1,718,234
Assured Guaranty Ltd.	14,595	913,647
Axis Capital Holdings Ltd.	18,768	1,174,314
Brighthouse Financial, Inc. (a)	16,867	949,106
Brown & Brown, Inc.	57,608	3,373,524
BRP Group, Inc. (a)	15,070	431,756
CNO Financial Group, Inc.	27,761	715,123
eHealth, Inc. (a)	6,786	56,324
Employers Holdings, Inc.	6,705	294,148
Enstar Group Ltd. (a)	3,330	806,859
Erie Indemnity Co. Class A	6,114	1,493,956
Everest Re Group Ltd.	9,584	3,351,429
First American Financial Corp.	25,217	1,560,176
Genworth Financial, Inc. Class A (a)	120,790	666,761
Globe Life, Inc.	22,097	2,670,422
Goosehead Insurance (a)(b)	5,288	206,496
Hanover Insurance Group, Inc.	8,711	1,172,326
HCI Group, Inc. (b)	1,704	85,558
Hippo Holdings, Inc. (a)(b)	3,829	64,251
Horace Mann Educators Corp.	10,184	362,652
James River Group Holdings Ltd.	9,000	203,940
Kemper Corp.	15,694	921,709
Kinsale Capital Group, Inc.	5,274	1,468,493
Lemonade, Inc. (a)(b)	10,871	176,980
Lincoln National Corp.	37,618	1,332,806
Loews Corp.	48,013	2,951,839
MBIA, Inc. (a)	11,514	149,797
Mercury General Corp.	6,494	232,031
National Western Life Group, Inc.	578	159,990
Old Republic International Corp.	69,164	1,825,238
Oscar Health, Inc. (a)	26,601	102,148
Palomar Holdings, Inc. (a)	6,212	317,495
Primerica, Inc.	8,994	1,454,780
ProAssurance Corp.	13,271	257,325
Reinsurance Group of America, Inc.	16,355	2,482,198
RenaissanceRe Holdings Ltd.	10,696	2,093,100
RLI Corp.	9,869	1,307,149
Root, Inc. (a)(b)	1,428	8,397
Ryan Specialty Group Holdings, Inc. (a)(b)	20,323	866,166
Safety Insurance Group, Inc.	3,708	312,918
Selective Insurance Group, Inc.	14,741	1,400,395
Selectquote, Inc. (a)	29,907	25,786
Siriuspoint Ltd. (a)	20,416	154,957
Stewart Information Services Corp.	6,814	325,505
Tiptree, Inc.	4,960	74,450
Trean Insurance Group, Inc. (a)	4,114	25,054
Trupanion, Inc. (a)(b)	8,563	505,388
United Fire Group, Inc.	5,224	164,504
Universal Insurance Holdings, Inc.	6,527	83,154
Unum Group	45,679	1,919,888
W.R. Berkley Corp.	49,986	3,506,018
White Mountains Insurance Group Ltd.	619	945,807
		53,741,965
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	5,838	39,407
AGNC Investment Corp.	140,400	1,628,640
Annaly Capital Management, Inc.	114,675	2,691,422
Apollo Commercial Real Estate Finance, Inc.	32,009	389,550
Arbor Realty Trust, Inc.	42,302	631,569
Ares Commercial Real Estate Corp.	13,929	171,048
Armour Residential REIT, Inc.	32,537	204,332
Blackstone Mortgage Trust, Inc.	42,094	1,003,521
BrightSpire Capital, Inc.	23,247	177,142
Broadmark Realty Capital, Inc.	32,719	143,309
Cherry Hill Mortgage Investment Corp.	4,594	32,112
Chimera Investment Corp.	57,268	417,484
Dynex Capital, Inc.	11,511	165,874
Ellington Financial LLC	14,236	195,460
Ellington Residential Mortgage REIT	3,364	26,609
Franklin BSP Realty Trust, Inc. (b)	20,229	293,321
Granite Point Mortgage Trust, Inc.	12,416	82,939
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,719	801,648
Invesco Mortgage Capital, Inc.	8,663	127,259
KKR Real Estate Finance Trust, Inc.	14,324	228,181
Ladder Capital Corp. Class A	27,270	305,424
MFA Financial, Inc.	21,904	260,439
New York Mortgage Trust, Inc.	91,382	285,112
Orchid Island Capital, Inc.	8,191	99,848
PennyMac Mortgage Investment Trust	21,686	330,712
Ready Capital Corp.	24,362	322,309
Redwood Trust, Inc.	27,336	228,529
Rithm Capital Corp.	115,934	1,090,939
Sachem Capital Corp.	10,088	38,334
Starwood Property Trust, Inc.	75,998	1,587,598
TPG RE Finance Trust, Inc.	15,316	133,402
Two Harbors Investment Corp.	21,287	381,889
		14,515,362
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	13,070	628,928
Blue Foundry Bancorp (a)	6,875	81,675
Capitol Federal Financial, Inc.	32,096	268,644
Columbia Financial, Inc. (a)	8,012	159,038
Essent Group Ltd.	26,256	1,156,052
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,218	294,927
Hingham Institution for Savings	364	106,412
Kearny Financial Corp.	16,849	158,044
Merchants Bancorp	6,215	178,806
MGIC Investment Corp.	72,474	1,023,333
Mr. Cooper Group, Inc. (a)	17,229	792,362
New York Community Bancorp, Inc.	166,188	1,660,218
NMI Holdings, Inc. (a)	20,360	472,963
Northfield Bancorp, Inc.	10,372	155,061
Ocwen Financial Corp. (a)	1,600	57,600
PennyMac Financial Services, Inc.	7,340	494,863
Provident Financial Services, Inc.	18,309	429,529
Radian Group, Inc.	38,292	846,253
Rocket Companies, Inc. (b)	29,944	281,773
Southern Missouri Bancorp, Inc.	1,884	91,223
TFS Financial Corp. (b)	11,450	163,163
Trustco Bank Corp., New York	4,618	165,832
UWM Holdings Corp. Class A (b)	22,540	103,233
Walker & Dunlop, Inc.	7,464	711,916
Waterstone Financial, Inc.	5,370	86,457
WSFS Financial Corp.	15,102	729,578
		11,297,883
TOTAL FINANCIALS		227,031,188
HEALTH CARE - 12.4%
Biotechnology - 4.5%
2seventy bio, Inc. (a)	9,058	123,189
4D Molecular Therapeutics, Inc. (a)	7,003	147,413
ACADIA Pharmaceuticals, Inc. (a)	29,451	560,453
Adicet Bio, Inc. (a)	7,545	69,037
ADMA Biologics, Inc. (a)	45,447	167,699
Adverum Biotechnologies, Inc. (a)	17,165	11,176
Agenus, Inc. (a)	67,407	175,932
Agios Pharmaceuticals, Inc. (a)	13,557	399,660
Akero Therapeutics, Inc. (a)(b)	7,545	373,478
Alaunos Therapeutics, Inc. (a)(b)	51,708	38,192
Albireo Pharma, Inc. (a)	4,399	196,459
Aldeyra Therapeutics, Inc. (a)	11,312	66,741
Alector, Inc. (a)	15,522	136,904
Alkermes PLC (a)	40,164	1,150,297
Allakos, Inc. (a)	17,032	126,548
Allogene Therapeutics, Inc. (a)(b)	21,859	168,751
Allovir, Inc. (a)(b)	11,038	63,800
Altimmune, Inc. (a)(b)	11,159	152,209
ALX Oncology Holdings, Inc. (a)(b)	5,080	47,244
Amicus Therapeutics, Inc. (a)	61,106	796,822
AnaptysBio, Inc. (a)(b)	5,017	124,873
Anavex Life Sciences Corp. (a)(b)	18,886	205,291
Anika Therapeutics, Inc. (a)	3,465	107,450
Apellis Pharmaceuticals, Inc. (a)	22,945	1,209,890
Arbutus Biopharma Corp. (a)	28,553	85,945
Arcturus Therapeutics Holdings, Inc. (a)(b)	6,092	128,724
Arcus Biosciences, Inc. (a)	12,880	278,594
Arcutis Biotherapeutics, Inc. (a)	9,557	158,359
Ardelyx, Inc. (a)(b)	45,778	134,130
Arrowhead Pharmaceuticals, Inc. (a)	26,142	914,709
Ars Pharmaceuticals, Inc. (a)(b)	8,484	58,200
Assembly Biosciences, Inc. (a)	9,778	17,014
Atara Biotherapeutics, Inc. (a)	23,152	117,381
Atossa Therapeutics, Inc. (a)(b)	25,962	20,790
Aura Biosciences, Inc. (a)	3,543	36,883
Avid Bioservices, Inc. (a)(b)	15,304	242,262
Avidity Biosciences, Inc. (a)(b)	16,256	385,267
Avita Medical, Inc. (a)(b)	6,376	59,552
Beam Therapeutics, Inc. (a)(b)	14,431	627,027
BioAtla, Inc. (a)(b)	9,537	36,145
BioCryst Pharmaceuticals, Inc. (a)	46,485	490,417
Biohaven Ltd. (a)	15,672	299,178
BioXcel Therapeutics, Inc. (a)(b)	4,800	136,896
bluebird bio, Inc. (a)	20,377	129,394
Blueprint Medicines Corp. (a)	14,589	681,890
BridgeBio Pharma, Inc. (a)(b)	26,653	247,340
C4 Therapeutics, Inc. (a)(b)	10,484	81,670
Cardiff Oncology, Inc. (a)(b)	9,823	17,583
CareDx, Inc. (a)	13,381	199,912
Caribou Biosciences, Inc. (a)	13,109	94,516
Catalyst Pharmaceutical Partners, Inc. (a)	23,189	359,198
Cel-Sci Corp. (a)(b)	10,716	28,076
Celldex Therapeutics, Inc. (a)	11,458	504,839
Century Therapeutics, Inc. (a)	5,060	23,124
Cerevel Therapeutics Holdings (a)	15,670	535,131
Checkpoint Therapeutics, Inc. (a)(b)	2,031	10,114
Chimerix, Inc. (a)	21,254	37,620
Chinook Therapeutics, Inc. (a)	10,894	275,291
Cogent Biosciences, Inc. (a)	15,837	238,505
Coherus BioSciences, Inc. (a)	15,784	133,848
Concert Pharmaceuticals, Inc. (a)	10,340	86,236
Crinetics Pharmaceuticals, Inc. (a)	10,783	211,455
CRISPR Therapeutics AG (a)(b)	19,174	978,257
CTI BioPharma Corp. (a)	25,981	143,675
Cue Biopharma, Inc. (a)	7,580	25,924
Cullinan Oncology, Inc. (a)	7,078	82,388
Curis, Inc. (a)	27,191	19,934
Cytokinetics, Inc. (a)(b)	23,148	983,327
CytomX Therapeutics, Inc. (a)(b)	17,554	47,396
Day One Biopharmaceuticals, Inc. (a)(b)	6,576	143,160
Deciphera Pharmaceuticals, Inc. (a)	12,101	205,838
Denali Therapeutics, Inc. (a)	26,889	813,930
DermTech, Inc. (a)(b)	6,481	34,997
Design Therapeutics, Inc. (a)(b)	7,113	55,837
Dynavax Technologies Corp. (a)(b)	28,867	328,506
Dyne Therapeutics, Inc. (a)	6,261	91,411
Eagle Pharmaceuticals, Inc. (a)	2,672	90,688
Editas Medicine, Inc. (a)(b)	16,625	164,421
Eiger Biopharmaceuticals, Inc. (a)	9,505	18,060
Emergent BioSolutions, Inc. (a)	10,573	139,458
Enanta Pharmaceuticals, Inc. (a)	4,693	250,512
Entrada Therapeutics, Inc. (a)	4,171	50,678
Erasca, Inc. (a)	14,534	58,136
Evelo Biosciences, Inc. (a)(b)	13,807	14,359
Exelixis, Inc. (a)	78,501	1,383,188
Fate Therapeutics, Inc. (a)	20,363	121,363
FibroGen, Inc. (a)	21,414	505,370
Foghorn Therapeutics, Inc. (a)	4,611	39,655
G1 Therapeutics, Inc. (a)	8,538	68,133
Generation Bio Co. (a)(b)	12,395	73,131
Geron Corp. (a)	80,873	266,881
Gossamer Bio, Inc. (a)(b)	18,546	48,961
Gritstone Bio, Inc. (a)	18,617	59,202
Halozyme Therapeutics, Inc. (a)	33,203	1,718,919
Heron Therapeutics, Inc. (a)(b)	25,211	68,322
Homology Medicines, Inc. (a)	8,060	12,654
Humacyte, Inc. Class A (a)(b)	11,106	29,209
Icosavax, Inc. (a)	4,801	50,651
Ideaya Biosciences, Inc. (a)	10,013	170,521
IGM Biosciences, Inc. (a)(b)	2,067	46,983
Immunic, Inc. (a)(b)	5,990	14,376
ImmunityBio, Inc. (a)(b)	25,150	95,570
ImmunoGen, Inc. (a)	47,950	220,570
Immunovant, Inc. (a)	13,549	240,766
Inhibrx, Inc. (a)(b)	7,372	184,300
Inmune Bio, Inc. (a)(b)	3,156	27,078
Inovio Pharmaceuticals, Inc. (a)(b)	60,462	100,367
Insmed, Inc. (a)	33,101	712,665
Intellia Therapeutics, Inc. (a)	20,854	885,044
Intercept Pharmaceuticals, Inc. (a)(b)	8,861	161,802
Invivyd, Inc. (a)	13,119	29,911
Ionis Pharmaceuticals, Inc. (a)	35,085	1,398,839
Iovance Biotherapeutics, Inc. (a)	33,061	263,166
Ironwood Pharmaceuticals, Inc. Class A (a)	32,732	377,073
iTeos Therapeutics, Inc. (a)	5,953	124,418
Iveric Bio, Inc. (a)	31,127	719,034
Janux Therapeutics, Inc. (a)	4,227	93,882
Jounce Therapeutics, Inc. (a)	7,031	8,226
Kalvista Pharmaceuticals, Inc. (a)	4,347	34,602
Karuna Therapeutics, Inc. (a)	6,707	1,337,309
Karyopharm Therapeutics, Inc. (a)(b)	19,082	62,971
Keros Therapeutics, Inc. (a)	4,264	249,742
Kezar Life Sciences, Inc. (a)	12,528	89,826
Kiniksa Pharmaceuticals Ltd. (a)	6,529	94,409
Kinnate Biopharma, Inc. (a)	3,936	29,638
Kodiak Sciences, Inc. (a)	8,149	65,844
Kronos Bio, Inc. (a)(b)	8,975	21,540
Krystal Biotech, Inc. (a)	5,312	441,533
Kura Oncology, Inc. (a)	15,416	213,049
Kymera Therapeutics, Inc. (a)	9,542	356,680
Lexicon Pharmaceuticals, Inc. (a)	22,407	50,192
Lineage Cell Therapeutics, Inc. (a)(b)	33,761	49,291
Macrogenics, Inc. (a)	13,218	76,268
Madrigal Pharmaceuticals, Inc. (a)	2,986	860,715
MannKind Corp. (a)(b)	64,871	354,844
Mersana Therapeutics, Inc. (a)	21,764	143,207
MiMedx Group, Inc. (a)	27,667	107,071
Mirati Therapeutics, Inc. (a)	12,666	676,491
Mirum Pharmaceuticals, Inc. (a)	5,763	135,315
Monte Rosa Therapeutics, Inc. (a)(b)	7,170	53,058
Morphic Holding, Inc. (a)	7,281	238,307
Myovant Sciences Ltd. (a)(b)	10,688	287,293
Myriad Genetics, Inc. (a)	19,579	386,098
Natera, Inc. (a)	26,640	1,143,655
NeoImmuneTech, Inc. unit (a)	17,230	53,405
Neurocrine Biosciences, Inc. (a)	23,608	2,618,835
NextCure, Inc. (a)	3,778	6,309
Nkarta, Inc. (a)(b)	7,895	42,080
Novavax, Inc. (a)(b)	19,500	212,745
Nurix Therapeutics, Inc. (a)	10,583	130,065
Nuvalent, Inc. Class A (a)	6,355	192,239
Ocugen, Inc. (a)(b)	52,348	66,482
Olema Pharmaceuticals, Inc. (a)(b)	9,464	45,711
Omniab, Inc. (c)	1,470	4,586
Omniab, Inc. (c)	1,470	4,337
Organogenesis Holdings, Inc. Class A (a)	17,522	44,856
ORIC Pharmaceuticals, Inc. (a)(b)	6,825	38,630
Outlook Therapeutics, Inc. (a)(b)	23,647	27,194
PDL BioPharma, Inc. (a)(c)	15,583	19,635
PDS Biotechnology Corp. (a)	7,028	58,543
PepGen, Inc. (b)	2,325	36,317
Pieris Pharmaceuticals, Inc. (a)(b)	16,460	26,336
PMV Pharmaceuticals, Inc. (a)(b)	7,797	63,935
Point Biopharma Global, Inc. (a)(b)	18,551	148,408
Praxis Precision Medicines, Inc. (a)(b)	10,143	50,512
Precigen, Inc. (a)(b)	24,049	38,959
Precision BioSciences, Inc. (a)	20,306	23,555
Prometheus Biosciences, Inc. (a)	8,398	954,517
Protagonist Therapeutics, Inc. (a)	11,205	148,914
Prothena Corp. PLC (a)	9,720	549,666
PTC Therapeutics, Inc. (a)	17,595	807,435
Puma Biotechnology, Inc. (a)	8,832	37,978
RAPT Therapeutics, Inc. (a)	5,261	152,832
Recursion Pharmaceuticals, Inc. (a)(b)	32,035	266,852
REGENXBIO, Inc. (a)	9,158	212,557
Relay Therapeutics, Inc. (a)(b)	21,831	468,493
Repligen Corp. (a)	12,676	2,348,863
Replimune Group, Inc. (a)	7,786	216,840
Revolution Medicines, Inc. (a)	18,475	494,022
Rhythm Pharmaceuticals, Inc. (a)	10,871	297,322
Rigel Pharmaceuticals, Inc. (a)	44,228	72,534
Rocket Pharmaceuticals, Inc. (a)	14,230	309,218
Sage Therapeutics, Inc. (a)	12,571	557,398
Sana Biotechnology, Inc. (a)(b)	21,192	96,636
Sangamo Therapeutics, Inc. (a)	33,962	118,527
Sarepta Therapeutics, Inc. (a)(b)	21,552	2,693,353
Scholar Rock Holding Corp. (a)(b)	8,475	102,548
Selecta Biosciences, Inc. (a)(b)	26,112	46,218
Seres Therapeutics, Inc. (a)	22,173	121,286
Sesen Bio, Inc. (a)	47,241	29,209
Shattuck Labs, Inc. (a)	8,775	36,592
Sorrento Therapeutics, Inc. (a)	115,981	111,168
Spectrum Pharmaceuticals, Inc. (a)(b)	43,763	30,634
SpringWorks Therapeutics, Inc. (a)	10,815	339,591
Stoke Therapeutics, Inc. (a)	5,413	53,913
Surface Oncology, Inc. (a)	16,171	15,107
Sutro Biopharma, Inc. (a)	13,233	95,807
Syndax Pharmaceuticals, Inc. (a)	15,580	447,146
Taysha Gene Therapies, Inc. (a)	9,968	16,348
TCR2 Therapeutics, Inc. (a)(b)	10,165	14,739
Tenaya Therapeutics, Inc. (a)	5,540	18,947
TG Therapeutics, Inc. (a)	33,784	514,530
Travere Therapeutics, Inc. (a)	13,597	304,573
Twist Bioscience Corp. (a)	13,671	392,221
Tyra Biosciences, Inc. (a)(b)	3,354	35,619
Ultragenyx Pharmaceutical, Inc. (a)	17,146	777,228
uniQure B.V. (a)	10,247	217,749
United Therapeutics Corp. (a)	11,177	2,941,451
Vanda Pharmaceuticals, Inc. (a)	13,538	103,972
Vaxart, Inc. (a)(b)	33,405	36,077
Vaxcyte, Inc. (a)	15,405	698,617
VBI Vaccines, Inc. (a)(b)	47,235	27,491
Veracyte, Inc. (a)	17,559	441,258
Verastem, Inc. (a)	56,189	36,349
Vericel Corp. (a)	11,625	319,339
Verve Therapeutics, Inc. (a)(b)	10,251	233,210
Viking Therapeutics, Inc. (a)	16,106	141,089
Vir Biotechnology, Inc. (a)	18,573	548,832
Viridian Therapeutics, Inc. (a)	9,739	355,668
Voyager Therapeutics, Inc. (a)	6,690	63,154
Xencor, Inc. (a)	14,677	483,167
Y-mAbs Therapeutics, Inc. (a)	8,063	36,203
Zentalis Pharmaceuticals, Inc. (a)	10,580	249,688
		62,557,162
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)(b)	21,478	54,125
Alphatec Holdings, Inc. (a)(b)	17,086	222,460
Angiodynamics, Inc. (a)	9,856	128,325
Apollo Endosurgery, Inc. (a)(b)	9,694	95,292
Artivion, Inc. (a)	9,939	129,605
Asensus Surgical, Inc. (a)(b)	63,352	50,682
Atricure, Inc. (a)	11,465	496,205
Atrion Corp.	326	224,060
Avanos Medical, Inc. (a)	11,185	342,708
AxoGen, Inc. (a)	10,089	95,543
Axonics Modulation Technologies, Inc. (a)	12,141	745,457
Beyond Air, Inc. (a)(b)	6,077	39,804
Bioventus, Inc. (a)(b)	7,798	15,284
Butterfly Network, Inc. Class A (a)(b)	34,799	95,697
Cardiovascular Systems, Inc. (a)	10,325	143,931
Cerus Corp. (a)	44,551	139,890
ClearPoint Neuro, Inc. (a)(b)	5,369	51,059
Co.-Diagnostics, Inc. (a)(b)	7,154	23,179
CONMED Corp.	7,476	715,902
Cutera, Inc. (a)(b)	4,486	156,247
DarioHealth Corp. (a)(b)	5,124	28,387
Dentsply Sirona, Inc.	52,997	1,951,880
Enovis Corp. (a)	11,541	726,506
Envista Holdings Corp. (a)	39,759	1,550,203
Figs, Inc. Class A (a)	30,743	275,150
Glaukos Corp. (a)	11,690	573,395
Globus Medical, Inc. (a)	18,889	1,426,120
Haemonetics Corp. (a)	12,329	1,043,033
Heska Corp. (a)	2,457	219,754
ICU Medical, Inc. (a)(b)	4,913	949,339
Inari Medical, Inc. (a)	11,877	677,583
Inogen, Inc. (a)	5,525	128,898
Inspire Medical Systems, Inc. (a)	7,090	1,794,195
Integer Holdings Corp. (a)	8,087	532,205
Integra LifeSciences Holdings Corp. (a)	17,703	1,014,382
IRadimed Corp.	1,882	70,387
iRhythm Technologies, Inc. (a)	7,417	729,091
Lantheus Holdings, Inc. (a)	16,889	971,118
LeMaitre Vascular, Inc.	4,647	219,245
LivaNova PLC (a)	13,168	740,042
Masimo Corp. (a)	11,806	2,007,964
Meridian Bioscience, Inc. (a)	10,581	359,754
Merit Medical Systems, Inc. (a)	13,868	989,482
Mesa Laboratories, Inc.	1,213	235,977
Neogen Corp. (a)	52,728	1,128,906
Nevro Corp. (a)	8,696	319,317
Novocure Ltd. (a)(b)	22,070	2,012,343
NuVasive, Inc. (a)	12,791	583,270
Omnicell, Inc. (a)	10,874	603,181
OraSure Technologies, Inc. (a)	17,207	96,015
Orthofix International NV (a)	8,275	178,988
OrthoPediatrics Corp. (a)(b)	3,934	185,409
Outset Medical, Inc. (a)	11,913	334,994
Owlet, Inc. (a)(b)	15,988	6,533
Penumbra, Inc. (a)(b)	9,307	2,330,566
PROCEPT BioRobotics Corp. (a)	7,964	309,720
Pulmonx Corp. (a)(b)	9,042	80,383
QuidelOrtho Corp. (a)	13,078	1,119,608
Semler Scientific, Inc. (a)	1,322	51,836
Senseonics Holdings, Inc. (a)(b)	119,447	134,975
Shockwave Medical, Inc. (a)	8,867	1,666,375
SI-BONE, Inc. (a)	7,528	128,202
Sight Sciences, Inc. (a)(b)	6,365	73,261
Silk Road Medical, Inc. (a)	9,295	505,276
SmileDirectClub, Inc. (a)(b)	37,203	21,209
Staar Surgical Co. (a)(b)	11,865	837,076
Stereotaxis, Inc. (a)	10,037	21,881
SurModics, Inc. (a)	3,508	98,610
Tactile Systems Technology, Inc. (a)	5,013	65,019
Tandem Diabetes Care, Inc. (a)	15,716	640,270
TransMedics Group, Inc. (a)	7,784	490,548
Treace Medical Concepts, Inc. (a)	7,627	176,107
UFP Technologies, Inc. (a)	1,688	191,976
Utah Medical Products, Inc.	846	77,942
Varex Imaging Corp. (a)	9,724	208,969
Vicarious Surgical, Inc. (a)(b)	10,270	27,832
ViewRay, Inc. (a)	35,217	161,646
Zimvie, Inc. (a)(b)	5,110	50,129
Zomedica Corp. (a)(b)	248,854	68,609
Zynex, Inc.	5,381	76,034
		38,242,560
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	41,000	655,590
23andMe Holding Co. Class A (a)(b)	70,565	176,413
Acadia Healthcare Co., Inc. (a)	22,203	1,865,496
Accolade, Inc. (a)	14,992	174,957
AdaptHealth Corp. (a)	18,834	403,613
Addus HomeCare Corp. (a)	3,902	419,543
Agiliti, Inc. (a)(b)	8,073	148,947
Amedisys, Inc. (a)	7,942	767,674
AMN Healthcare Services, Inc. (a)	10,604	1,016,287
Apollo Medical Holdings, Inc. (a)(b)	9,733	346,884
ATI Physical Therapy, Inc. (a)(b)	17,871	7,863
Aveanna Healthcare Holdings, Inc. (a)	15,173	18,511
Brookdale Senior Living, Inc. (a)	45,163	130,069
Cano Health, Inc. (a)	47,919	66,128
CareMax, Inc. Class A (a)	16,029	75,176
Castle Biosciences, Inc. (a)	5,932	160,639
Chemed Corp.	3,643	1,840,225
Clover Health Investments Corp. (a)	79,738	106,052
Community Health Systems, Inc. (a)	30,033	156,772
Corvel Corp. (a)	2,245	399,969
Cross Country Healthcare, Inc. (a)	8,611	238,955
DaVita HealthCare Partners, Inc. (a)	13,414	1,105,179
DocGo, Inc. Class A (a)(b)	20,050	200,500
Encompass Health Corp.	24,425	1,525,341
Enhabit Home Health & Hospice (a)	11,989	184,151
Fulgent Genetics, Inc. (a)(b)	4,796	162,009
GeneDx Holdings Corp. Class A (a)	62,390	26,503
Guardant Health, Inc. (a)	25,238	793,230
HealthEquity, Inc. (a)	20,644	1,256,187
Henry Schein, Inc. (a)	33,228	2,862,592
Hims & Hers Health, Inc. (a)(b)	30,097	249,203
InfuSystems Holdings, Inc. (a)	4,754	47,635
Invitae Corp. (a)(b)	57,281	135,183
LHC Group, Inc. (a)	7,564	1,199,650
Modivcare, Inc. (a)	3,140	336,796
National Healthcare Corp.	3,254	193,743
National Research Corp. Class A	3,428	159,128
Oak Street Health, Inc. (a)(b)	28,558	829,895
Opko Health, Inc. (a)	100,234	129,302
Option Care Health, Inc. (a)	38,055	1,098,648
Owens & Minor, Inc.	18,515	365,486
Patterson Companies, Inc.	21,068	636,043
Pediatrix Medical Group, Inc. (a)	19,831	304,406
Pennant Group, Inc. (a)	7,022	90,865
PetIQ, Inc. Class A (a)	6,250	74,000
Premier, Inc.	29,205	974,279
Privia Health Group, Inc. (a)	12,424	335,945
Progyny, Inc. (a)	18,508	636,490
R1 Rcm, Inc. (a)	33,666	481,760
RadNet, Inc. (a)	11,766	247,674
Select Medical Holdings Corp.	25,261	734,337
Surgery Partners, Inc. (a)	15,240	505,968
Talkspace, Inc. Class A (a)	24,028	19,638
Tenet Healthcare Corp. (a)	26,428	1,449,576
The Ensign Group, Inc.	13,557	1,264,190
The Joint Corp. (a)	3,592	65,267
U.S. Physical Therapy, Inc. (b)	3,194	316,685
Universal Health Services, Inc. Class B	15,716	2,329,268
		32,502,515
Health Care Technology - 0.4%
American Well Corp. (a)	58,387	231,796
Certara, Inc. (a)	25,871	501,897
Computer Programs & Systems, Inc. (a)	3,446	101,243
Definitive Healthcare Corp. (a)(b)	9,530	117,981
Doximity, Inc. (a)(b)	27,783	979,906
Evolent Health, Inc. (a)	22,518	725,530
GoodRx Holdings, Inc. (a)(b)	18,751	104,818
Health Catalyst, Inc. (a)	13,581	188,776
HealthStream, Inc. (a)	5,878	142,130
iCAD, Inc. (a)	5,015	11,484
MultiPlan Corp. Class A (a)(b)	57,107	75,381
Nextgen Healthcare, Inc. (a)	13,282	252,624
Phreesia, Inc. (a)	12,794	479,647
Schrodinger, Inc. (a)	12,973	313,687
Sharecare, Inc. Class A (a)(b)	78,093	198,356
Simulations Plus, Inc.	3,950	162,503
Tabula Rasa HealthCare, Inc. (a)(b)	6,289	38,174
Veradigm, Inc. (a)	26,649	477,284
		5,103,217
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)(b)	23,357	1,093,808
Adaptive Biotechnologies Corp. (a)	26,587	246,461
Azenta, Inc. (a)	18,442	1,030,908
Berkeley Lights, Inc. (a)(b)	15,725	33,809
Bio-Rad Laboratories, Inc. Class A (a)	5,287	2,471,461
BioLife Solutions, Inc. (a)	8,285	194,200
BioNano Genomics, Inc. (a)(b)	72,455	131,144
Bruker Corp.	24,431	1,713,102
ChromaDex, Inc. (a)(b)	11,501	22,542
Codexis, Inc. (a)	16,514	101,561
CryoPort, Inc. (a)(b)	12,082	275,832
Frontage Holdings Corp. (a)(d)	196,000	69,674
Inotiv, Inc. (a)(b)	4,265	30,921
Maravai LifeSciences Holdings, Inc. (a)	26,801	392,903
Medpace Holdings, Inc. (a)	6,153	1,360,244
Nanostring Technologies, Inc. (a)	10,404	110,074
Nautilus Biotechnology, Inc. (a)	13,549	26,556
NeoGenomics, Inc. (a)	30,727	365,037
Pacific Biosciences of California, Inc. (a)(b)	51,114	566,854
Personalis, Inc. (a)	8,549	20,090
Quanterix Corp. (a)	8,520	120,388
Quantum-Si, Inc. (a)(b)	20,908	46,416
Science 37 Holdings, Inc. (a)	17,260	9,319
Seer, Inc. (a)	8,767	39,890
SomaLogic, Inc. Class A (a)	36,590	127,333
Sotera Health Co. (a)	24,275	418,501
Standard BioTools, Inc. (a)(b)	15,655	31,310
Syneos Health, Inc. (a)	25,269	907,662
		11,958,000
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)	1	2
Aclaris Therapeutics, Inc. (a)	12,478	210,878
Amneal Pharmaceuticals, Inc. (a)	25,517	56,137
Amphastar Pharmaceuticals, Inc. (a)	9,374	283,657
ANI Pharmaceuticals, Inc. (a)	2,905	129,941
Arvinas Holding Co. LLC (a)	11,851	388,357
Atea Pharmaceuticals, Inc. (a)	18,514	85,720
Athira Pharma, Inc. (a)	7,319	29,569
Axsome Therapeutics, Inc. (a)(b)	8,382	628,650
Cara Therapeutics, Inc. (a)	10,943	127,814
Cassava Sciences, Inc. (a)(b)	9,234	258,552
Citius Pharmaceuticals, Inc. (a)(b)	35,393	49,196
Clearside Biomedical, Inc. (a)(b)	11,373	16,036
Collegium Pharmaceutical, Inc. (a)(b)	8,147	228,768
Corcept Therapeutics, Inc. (a)	23,408	535,107
CymaBay Therapeutics, Inc. (a)	19,546	163,991
DICE Therapeutics, Inc. (a)	8,283	263,151
Edgewise Therapeutics, Inc. (a)	9,937	101,656
Esperion Therapeutics, Inc. (a)	16,091	102,339
Evolus, Inc. (a)(b)	9,359	97,240
Eyepoint Pharmaceuticals, Inc. (a)(b)	5,643	26,296
Fulcrum Therapeutics, Inc. (a)	10,475	132,090
Harmony Biosciences Holdings, Inc. (a)	7,270	350,196
Innoviva, Inc. (a)(b)	15,198	192,255
Intra-Cellular Therapies, Inc. (a)	21,579	1,034,066
Jazz Pharmaceuticals PLC (a)	15,461	2,422,120
KemPharm, Inc. (a)(b)	7,611	41,556
Ligand Pharmaceuticals, Inc. Class B (a)	3,879	270,366
Liquidia Technologies, Inc. (a)(b)	11,283	74,468
Marinus Pharmaceuticals, Inc. (a)(b)	10,838	68,821
Nektar Therapeutics (a)	46,086	125,354
NGM Biopharmaceuticals, Inc. (a)	8,878	46,521
Nuvation Bio, Inc. (a)	33,736	82,991
Ocular Therapeutix, Inc. (a)	19,095	74,661
Omeros Corp. (a)(b)	14,523	42,117
Organon & Co.	62,518	1,883,667
Pacira Biosciences, Inc. (a)	11,195	439,628
Paratek Pharmaceuticals, Inc. (a)(b)	10,928	23,714
Perrigo Co. PLC	32,811	1,227,788
Phathom Pharmaceuticals, Inc. (a)(b)	5,749	68,586
Phibro Animal Health Corp. Class A	4,870	74,998
Pliant Therapeutics, Inc. (a)	8,133	284,980
Prestige Brands Holdings, Inc. (a)	12,051	792,474
Provention Bio, Inc. (a)(b)	19,657	170,230
Reata Pharmaceuticals, Inc. (a)(b)	6,780	293,777
Relmada Therapeutics, Inc. (a)	6,207	25,200
Revance Therapeutics, Inc. (a)	20,095	696,895
Royalty Pharma PLC	90,772	3,557,355
Scilex Holding Co.	12,947	91,937
Seelos Therapeutics, Inc. (a)(b)	24,386	19,804
SIGA Technologies, Inc. (b)	9,772	71,629
Supernus Pharmaceuticals, Inc. (a)	13,113	537,764
Theravance Biopharma, Inc. (a)	14,355	155,178
Theseus Pharmaceuticals, Inc. (a)	3,795	53,092
Ventyx Biosciences, Inc. (a)	6,801	285,642
Xeris Biopharma Holdings, Inc. (a)	35,007	43,409
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	0
		19,538,386
TOTAL HEALTH CARE		169,901,840
INDUSTRIALS - 17.7%
Aerospace & Defense - 1.6%
AAR Corp. (a)	8,086	415,944
Aerojet Rocketdyne Holdings, Inc. (a)	18,494	1,034,184
AeroVironment, Inc. (a)	6,107	543,340
AerSale Corp. (a)	4,093	76,171
Archer Aviation, Inc. Class A (a)(b)	33,700	97,730
Astra Space, Inc. Class A (a)(b)	41,550	26,417
Astronics Corp. (a)	6,472	96,109
Axon Enterprise, Inc. (a)	16,560	3,236,486
BWX Technologies, Inc.	22,324	1,358,639
Byrna Technologies, Inc. (a)(b)	3,564	34,713
Cadre Holdings, Inc.	3,645	83,434
Curtiss-Wright Corp.	9,386	1,556,199
Ducommun, Inc. (a)	2,659	153,637
Hexcel Corp.	20,530	1,449,007
Howmet Aerospace, Inc.	90,220	3,671,052
Huntington Ingalls Industries, Inc.	9,779	2,156,661
Kaman Corp.	6,952	175,329
Kratos Defense & Security Solutions, Inc. (a)	31,175	356,954
Maxar Technologies, Inc.	18,235	942,202
Mercury Systems, Inc. (a)	14,218	710,687
Momentus, Inc. Class A (a)(b)	11,384	10,303
Moog, Inc. Class A	7,030	670,100
National Presto Industries, Inc.	1,219	93,388
Park Aerospace Corp.	5,036	70,051
Parsons Corp. (a)	8,054	350,510
Rocket Lab U.S.A., Inc. Class A (a)(b)	53,807	267,421
Spirit AeroSystems Holdings, Inc. Class A (b)	25,937	937,623
Triumph Group, Inc. (a)	15,815	180,133
V2X, Inc. (a)	2,615	115,478
Virgin Galactic Holdings, Inc. (a)(b)	58,627	323,621
Woodward, Inc.	14,650	1,498,109
		22,691,632
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	13,817	391,159
Atlas Air Worldwide Holdings, Inc. (a)(b)	6,267	640,550
Forward Air Corp.	6,559	707,388
GXO Logistics, Inc. (a)(b)	29,047	1,520,030
Hub Group, Inc. Class A (a)	8,003	682,416
		3,941,543
Airlines - 0.5%
Alaska Air Group, Inc. (a)	30,995	1,591,283
Allegiant Travel Co. (a)	3,831	329,581
American Airlines Group, Inc. (a)	159,608	2,576,073
Blade Air Mobility, Inc. (a)(b)	11,534	51,442
Hawaiian Holdings, Inc. (a)	12,806	157,770
JetBlue Airways Corp. (a)	78,663	629,304
Joby Aviation, Inc. (a)(b)	71,498	316,021
SkyWest, Inc. (a)	12,218	253,646
Spirit Airlines, Inc.	26,784	531,395
Sun Country Airlines Holdings, Inc. (a)	8,024	149,808
Wheels Up Experience, Inc. Class A (a)	42,049	51,720
		6,638,043
Building Products - 2.2%
A.O. Smith Corp.	31,271	2,117,047
AAON, Inc.	10,318	787,470
Advanced Drain Systems, Inc. (b)	15,656	1,578,751
Allegion PLC	21,543	2,532,380
American Woodmark Corp. (a)	4,066	232,941
Apogee Enterprises, Inc.	5,411	253,451
Armstrong World Industries, Inc.	11,163	864,128
Builders FirstSource, Inc. (a)	36,057	2,873,743
Carlisle Companies, Inc.	12,647	3,172,626
CSW Industrials, Inc.	3,762	508,660
Fortune Brands Home & Security, Inc.	31,489	2,031,355
Gibraltar Industries, Inc. (a)	7,594	406,811
Griffon Corp.	11,600	474,208
Hayward Holdings, Inc. (a)(b)	24,094	325,028
Insteel Industries, Inc.	4,882	146,411
Janus International Group, Inc. (a)	19,577	215,347
Jeld-Wen Holding, Inc. (a)	20,372	257,706
Lennox International, Inc.	7,918	2,063,589
Masonite International Corp. (a)	5,429	495,233
MasterBrand, Inc. (a)	31,532	290,094
Owens Corning	22,928	2,215,991
PGT Innovations, Inc. (a)	14,596	316,733
Quanex Building Products Corp.	7,991	206,887
Resideo Technologies, Inc. (a)	35,548	683,588
Simpson Manufacturing Co. Ltd.	10,433	1,117,479
Tecnoglass, Inc.	4,970	170,173
The AZEK Co., Inc. (a)(b)	26,822	647,215
Trex Co., Inc. (a)	26,887	1,417,483
UFP Industries, Inc.	15,012	1,404,373
View, Inc. Class A (a)(b)	20,231	16,589
Zurn Elkay Water Solutions Cor	36,098	789,102
		30,612,592
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	16,080	754,313
ACCO Brands Corp.	22,646	143,802
ACV Auctions, Inc. Class A (a)	28,986	284,063
Aris Water Solution, Inc. Class A (b)	6,625	102,621
Aurora Innovation, Inc. (a)(b)	93,107	169,455
Brady Corp. Class A	11,317	605,120
BrightView Holdings, Inc. (a)	9,252	73,553
Casella Waste Systems, Inc. Class A (a)	12,380	991,886
Cimpress PLC (a)	4,749	155,245
Clean Harbors, Inc. (a)	12,344	1,608,423
CoreCivic, Inc. (a)	27,953	297,420
Deluxe Corp.	10,412	208,136
Driven Brands Holdings, Inc. (a)	13,628	397,801
Ennis, Inc.	6,138	130,371
Harsco Corp. (a)	19,630	155,862
Healthcare Services Group, Inc.	18,330	246,905
Heritage-Crystal Clean, Inc. (a)	3,849	143,183
HNI Corp.	9,948	316,048
IAA, Inc. (a)	32,848	1,370,747
Interface, Inc.	14,141	160,925
KAR Auction Services, Inc. (a)	26,681	388,475
Kimball International, Inc. Class B	8,421	62,315
Matthews International Corp. Class A	7,458	276,244
Millerknoll, Inc. (b)	18,466	440,968
Montrose Environmental Group, Inc. (a)(b)	6,612	358,106
MSA Safety, Inc.	9,007	1,228,465
Pitney Bowes, Inc. (b)	39,010	168,133
Rollins, Inc.	56,549	2,058,384
SP Plus Corp. (a)	4,840	182,516
Steelcase, Inc. Class A	22,703	177,083
Stericycle, Inc. (a)(b)	22,453	1,208,196
Tetra Tech, Inc.	13,005	2,022,538
The Brink's Co.	11,357	745,019
The GEO Group, Inc. (a)	30,272	348,128
UniFirst Corp.	3,668	727,878
Viad Corp. (a)	4,952	146,332
VSE Corp.	2,491	136,756
		18,991,415
Construction & Engineering - 1.4%
AECOM	34,149	2,980,183
Ameresco, Inc. Class A (a)(b)	8,245	531,555
API Group Corp. (a)	49,025	1,090,316
Arcosa, Inc.	11,775	697,904
Argan, Inc.	3,366	131,240
Comfort Systems U.S.A., Inc.	8,720	1,055,469
Construction Partners, Inc. Class A (a)	10,111	286,040
Dycom Industries, Inc. (a)	7,197	686,378
EMCOR Group, Inc.	11,655	1,727,854
Fluor Corp. (a)	34,822	1,279,709
Granite Construction, Inc.	10,598	451,263
Great Lakes Dredge & Dock Corp. (a)	16,612	114,291
IES Holdings, Inc. (a)	2,121	84,437
MasTec, Inc. (a)	14,393	1,413,824
Matrix Service Co. (a)	6,265	50,559
MDU Resources Group, Inc.	49,520	1,530,663
MYR Group, Inc. (a)	4,077	403,868
Northwest Pipe Co. (a)	2,362	88,339
Primoris Services Corp.	12,906	343,300
Sterling Construction Co., Inc. (a)	7,580	275,836
Tutor Perini Corp. (a)	10,133	92,920
Valmont Industries, Inc.	5,206	1,716,574
Willscot Mobile Mini Holdings (a)	51,016	2,472,235
		19,504,757
Electrical Equipment - 1.6%
Acuity Brands, Inc.	7,873	1,484,218
Advent Technologies Holdings, Inc. Class A (a)(b)	7,885	14,982
American Superconductor Corp. (a)(b)	7,005	38,037
Array Technologies, Inc. (a)	34,406	764,845
Atkore, Inc. (a)	10,130	1,319,433
AZZ, Inc.	6,198	263,291
Babcock & Wilcox Enterprises, Inc. (a)	17,635	117,096
Beam Global (a)(b)	1,918	33,392
Bloom Energy Corp. Class A (a)(b)	43,802	1,091,984
ChargePoint Holdings, Inc. Class A (a)(b)	64,003	776,996
Encore Wire Corp.	4,495	725,628
Energous Corp. (a)(b)	24,351	19,968
EnerSys	10,004	830,532
Enovix Corp. (a)(b)	26,884	213,459
Eos Energy Enterprises, Inc. (a)(b)	19,522	28,697
ESS Tech, Inc. Class A (a)(b)	15,014	33,181
Fluence Energy, Inc. (a)(b)	9,096	219,577
FTC Solar, Inc. (a)(b)	8,220	22,605
FuelCell Energy, Inc. (a)(b)	99,631	364,649
GrafTech International Ltd.	46,423	303,606
Hubbell, Inc. Class B	13,173	3,015,431
KULR Technology Group, Inc. (a)(b)	18,612	23,823
nVent Electric PLC	40,960	1,628,160
Powell Industries, Inc.	2,148	85,276
Regal Rexnord Corp.	16,163	2,249,890
Sensata Technologies, Inc. PLC	37,370	1,900,265
Shoals Technologies Group, Inc. (a)	33,162	924,888
Stem, Inc. (a)(b)	35,530	350,326
SunPower Corp. (a)(b)	20,898	364,252
Sunrun, Inc. (a)	52,327	1,375,154
Thermon Group Holdings, Inc. (a)	8,211	189,838
TPI Composites, Inc. (a)	10,289	134,271
Vertiv Holdings Co.	74,265	1,056,048
Vicor Corp. (a)	5,477	380,268
		22,344,066
Machinery - 4.1%
3D Systems Corp. (a)(b)	32,519	353,156
AGCO Corp.	15,176	2,096,261
Agrify Corp. (a)	1	1
Alamo Group, Inc.	2,529	395,713
Albany International Corp. Class A	7,543	845,947
Allison Transmission Holdings, Inc.	22,550	1,016,554
Altra Industrial Motion Corp.	15,904	971,257
Astec Industries, Inc.	5,524	243,829
Barnes Group, Inc.	12,384	548,116
Berkshire Grey, Inc. Class A (a)(b)	8,955	10,119
Blue Bird Corp. (a)	4,055	58,798
Chart Industries, Inc. (a)	10,210	1,367,936
CIRCOR International, Inc. (a)	4,922	136,093
Columbus McKinnon Corp. (NY Shares)	7,012	252,081
Commercial Vehicle Group, Inc. (a)	6,688	56,045
Crane Holdings Co.	11,755	1,362,522
Desktop Metal, Inc. (a)(b)	56,285	94,559
Donaldson Co., Inc.	29,829	1,859,838
Douglas Dynamics, Inc.	5,449	220,194
Energy Recovery, Inc. (a)	13,708	303,358
Enerpac Tool Group Corp. Class A	13,853	367,659
EnPro Industries, Inc.	5,039	610,072
ESCO Technologies, Inc.	6,310	621,156
Evoqua Water Technologies Corp. (a)	29,850	1,448,024
Federal Signal Corp.	14,725	784,106
Flowserve Corp.	32,201	1,108,358
Franklin Electric Co., Inc.	9,488	856,766
Gates Industrial Corp. PLC (a)	24,607	325,058
Gorman-Rupp Co.	5,699	163,732
Graco, Inc.	41,375	2,826,740
Helios Technologies, Inc.	7,973	526,218
Hillenbrand, Inc.	17,138	803,087
Hillman Solutions Corp. Class A (a)	28,838	276,845
Hydrofarm Holdings Group, Inc. (a)(b)	12,169	22,756
Hyliion Holdings Corp. Class A (a)(b)	29,845	106,845
Hyster-Yale Materials Handling, Inc. Class A	2,365	76,697
Hyzon Motors, Inc. Class A (a)(b)	21,890	46,626
ITT, Inc.	20,223	1,852,225
John Bean Technologies Corp.	7,823	874,064
Kadant, Inc.	2,865	583,801
Kennametal, Inc.	19,782	563,787
Lightning eMotors, Inc. (a)(b)	5,989	5,202
Lincoln Electric Holdings, Inc. (b)	14,062	2,346,526
Lindsay Corp.	2,736	428,512
Luxfer Holdings PLC sponsored	6,864	113,599
Manitowoc Co., Inc. (a)	8,440	115,628
Markforged Holding Corp. (a)	21,998	29,477
Microvast Holdings, Inc. (a)(b)	45,194	73,666
Middleby Corp. (a)	13,180	2,048,831
Mueller Industries, Inc.	13,888	910,358
Mueller Water Products, Inc. Class A	37,845	478,739
Nikola Corp. (a)(b)	83,521	226,342
Nordson Corp.	13,189	3,208,884
Omega Flex, Inc. (b)	733	77,918
Oshkosh Corp.	15,992	1,611,674
Pentair PLC	40,607	2,248,816
Proterra, Inc. Class A (a)(b)	46,741	238,379
Proto Labs, Inc. (a)	6,692	204,775
RBC Bearings, Inc. (a)(b)	7,084	1,728,283
REV Group, Inc.	7,557	96,805
Sarcos Technology and Robotics Corp. Class A (a)	19,480	11,688
Shyft Group, Inc. (The)	7,964	265,122
Snap-On, Inc.	12,986	3,230,008
SPX Technologies, Inc. (a)	11,016	826,310
Standex International Corp.	2,927	338,273
Tennant Co.	4,489	314,814
Terex Corp.	16,557	843,910
The Greenbrier Companies, Inc.	8,140	251,689
Timken Co.	16,178	1,332,258
Titan International, Inc. (a)	12,355	206,205
Toro Co.	25,440	2,837,069
Trinity Industries, Inc.	19,984	574,940
Velo3D, Inc. (a)(b)	14,768	35,443
Wabash National Corp.	11,660	300,362
Watts Water Technologies, Inc. Class A	6,658	1,088,716
Xos, Inc. Class A (a)(b)	11,429	10,822
		55,697,042
Marine - 0.1%
Eagle Bulk Shipping, Inc.	2,295	131,458
Genco Shipping & Trading Ltd.	9,223	167,305
Kirby Corp. (a)	14,718	1,041,740
Matson, Inc.	9,267	612,734
Pangaea Logistics Solutions Ltd. (b)	8,376	50,842
		2,004,079
Professional Services - 1.8%
Alight, Inc. Class A (a)	66,223	621,834
ASGN, Inc. (a)	12,235	1,112,773
Atlas Technical Consultants, Inc. (a)	7,576	91,897
Barrett Business Services, Inc.	1,669	165,865
BlackSky Technology, Inc. Class A (a)(b)	15,956	29,040
Booz Allen Hamilton Holding Corp. Class A	32,334	3,060,090
CACI International, Inc. Class A (a)	5,755	1,773,058
CBIZ, Inc. (a)	12,454	592,686
Clarivate Analytics PLC (a)	105,091	1,168,612
CRA International, Inc. (b)	1,774	210,822
Dun & Bradstreet Holdings, Inc.	53,257	780,215
Exponent, Inc.	12,388	1,270,266
First Advantage Corp. (a)	14,347	199,136
Forrester Research, Inc. (a)	2,697	99,951
Franklin Covey Co. (a)	3,005	139,432
FTI Consulting, Inc. (a)	8,448	1,347,625
Heidrick & Struggles International, Inc.	4,980	153,185
HireRight Holdings Corp. (a)	4,577	52,361
Huron Consulting Group, Inc. (a)	4,891	332,784
ICF International, Inc.	4,171	426,234
Insperity, Inc.	8,783	970,961
KBR, Inc.	33,647	1,723,736
Kelly Services, Inc. Class A (non-vtg.)	8,549	154,737
Kforce, Inc.	4,764	267,403
Korn Ferry	13,056	704,893
Manpower, Inc.	12,333	1,074,944
NV5 Global, Inc. (a)	3,039	405,068
Red Violet, Inc. (a)(b)	2,846	67,664
Resources Connection, Inc.	7,867	135,863
Robert Half International, Inc.	26,511	2,225,864
Science Applications International Corp.	13,471	1,398,020
Skillsoft Corp. (a)	19,195	36,854
Spire Global, Inc. (a)(b)	23,189	27,595
TriNet Group, Inc. (a)	8,761	661,017
TrueBlue, Inc. (a)	7,922	155,509
Upwork, Inc. (a)	29,440	381,542
Willdan Group, Inc. (a)	3,009	57,291
		24,076,827
Road & Rail - 1.3%
ArcBest Corp.	5,937	495,443
Avis Budget Group, Inc. (a)	6,076	1,215,443
Bird Global, Inc. Class A (a)(b)	32,613	7,651
Covenant Transport Group, Inc. Class A	2,066	68,509
Daseke, Inc. (a)	14,234	99,353
Heartland Express, Inc.	11,149	187,526
J.B. Hunt Transport Services, Inc.	20,323	3,842,063
Knight-Swift Transportation Holdings, Inc. Class A	39,456	2,331,850
Landstar System, Inc.	8,790	1,519,176
Marten Transport Ltd.	14,079	311,005
P.A.M. Transportation Services, Inc.	1,774	51,357
RXO, Inc. (a)	28,075	514,334
Ryder System, Inc.	12,248	1,156,334
Saia, Inc. (a)(b)	6,506	1,774,707
Schneider National, Inc. Class B	8,860	234,790
TuSimple Holdings, Inc. (a)	33,026	69,355
U-Haul Holding Co. (b)	2,529	169,519
U-Haul Holding Co. (non-vtg.)	21,503	1,328,670
U.S. Xpress Enterprises, Inc. (a)	6,663	10,794
Werner Enterprises, Inc.	14,384	675,616
XPO, Inc. (a)	28,205	1,124,251
Yellow Corp. (a)(b)	8,765	29,012
		17,216,758
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	24,989	1,123,755
Applied Industrial Technologies, Inc.	9,438	1,351,616
Beacon Roofing Supply, Inc. (a)	12,559	714,356
BlueLinx Corp. (a)	2,233	193,869
Boise Cascade Co.	9,722	728,858
Core & Main, Inc. (a)(b)	17,732	391,345
Custom Truck One Source, Inc. Class A (a)	14,900	105,492
DXP Enterprises, Inc. (a)	3,783	114,625
GATX Corp.	8,543	977,746
Global Industrial Co.	3,968	104,319
GMS, Inc. (a)	10,440	619,301
H&E Equipment Services, Inc.	8,232	418,926
Herc Holdings, Inc.	6,085	945,122
Hudson Technologies, Inc. (a)	9,249	94,432
McGrath RentCorp.	5,962	593,457
MRC Global, Inc. (a)	20,356	276,842
MSC Industrial Direct Co., Inc. Class A	11,586	958,162
NOW, Inc. (a)	26,791	376,146
Rush Enterprises, Inc. Class A	10,429	561,184
SiteOne Landscape Supply, Inc. (a)(b)	11,043	1,673,125
Textainer Group Holdings Ltd.	10,060	341,034
Titan Machinery, Inc. (a)	4,849	213,065
Transcat, Inc. (a)	1,738	145,158
Triton International Ltd.	14,283	1,008,951
Univar Solutions, Inc. (a)	39,862	1,374,442
Veritiv Corp. (b)	3,306	413,382
Watsco, Inc. (b)	8,128	2,335,743
WESCO International, Inc. (a)	10,918	1,626,891
		19,781,344
TOTAL INDUSTRIALS		243,500,098
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	17,262	325,734
Aviat Networks, Inc. (a)	2,706	87,539
CalAmp Corp. (a)	8,475	39,239
Calix, Inc. (a)(b)	14,029	738,487
Cambium Networks Corp. (a)	2,678	57,390
Casa Systems, Inc. (a)(b)	7,533	25,763
Ciena Corp. (a)	36,331	1,889,939
Clearfield, Inc. (a)	2,809	200,731
CommScope Holding Co., Inc. (a)	50,954	428,014
Comtech Telecommunications Corp.	6,876	109,053
Digi International, Inc. (a)	8,571	291,328
DZS, Inc. (a)(b)	3,985	50,610
EMCORE Corp. (a)	9,718	12,050
Extreme Networks, Inc. (a)	32,152	579,701
Harmonic, Inc. (a)	25,469	335,427
Infinera Corp. (a)(b)	46,636	341,376
Inseego Corp. (a)(b)	19,541	22,668
Juniper Networks, Inc.	79,649	2,572,663
Lantronix, Inc. (a)	7,020	35,451
Lumentum Holdings, Inc. (a)	16,666	1,002,960
NETGEAR, Inc. (a)	6,905	137,893
NetScout Systems, Inc. (a)	16,767	538,221
Ondas Holdings, Inc. (a)(b)	7,684	15,291
Ribbon Communications, Inc. (a)	21,848	76,686
ViaSat, Inc. (a)(b)	18,403	633,983
Viavi Solutions, Inc. (a)	55,794	630,472
		11,178,669
Electronic Equipment & Components - 2.2%
908 Devices, Inc. (a)(b)	5,275	49,163
Advanced Energy Industries, Inc.	9,104	844,305
Aeva Technologies, Inc. (a)	23,206	39,218
AEye, Inc. Class A (a)(b)	30,420	19,022
Akoustis Technologies, Inc. (a)	14,189	52,357
Alpine 4 Holdings, Inc. (a)(b)	46,390	26,062
Arlo Technologies, Inc. (a)	23,442	87,908
Arrow Electronics, Inc. (a)	15,030	1,765,875
Avnet, Inc.	22,335	1,024,730
Badger Meter, Inc.	7,249	840,159
Belden, Inc.	10,450	847,391
Benchmark Electronics, Inc.	8,425	235,816
Cognex Corp.	42,534	2,328,311
Coherent Corp. (a)	33,899	1,471,217
CTS Corp.	7,724	343,795
Daktronics, Inc. (a)	10,999	45,866
ePlus, Inc. (a)	6,643	330,689
Evolv Technologies Holdings, Inc. (a)	17,267	52,837
Fabrinet (a)	8,965	1,180,332
FARO Technologies, Inc. (a)	4,637	127,425
Focus Universal, Inc. (a)(b)	4,000	23,200
Identiv, Inc. (a)	5,544	48,344
Insight Enterprises, Inc. (a)	7,361	829,732
IPG Photonics Corp. (a)	7,871	882,339
Itron, Inc. (a)	11,007	632,572
Jabil, Inc.	33,016	2,596,048
Kimball Electronics, Inc. (a)	6,153	157,025
Knowles Corp. (a)	22,120	425,368
Lightwave Logic, Inc. (a)(b)	27,001	169,836
Littelfuse, Inc.	6,045	1,551,691
Methode Electronics, Inc. Class A	8,911	425,411
MicroVision, Inc. (a)(b)	39,488	99,115
Mirion Technologies, Inc. Class A (a)(b)	30,347	241,259
Napco Security Technologies, Inc. (a)	7,111	206,006
National Instruments Corp.	31,877	1,721,358
nLIGHT, Inc. (a)	10,905	135,222
Novanta, Inc. (a)	8,688	1,402,851
OSI Systems, Inc. (a)	3,839	363,592
Ouster, Inc. (a)(b)	24,438	34,946
Par Technology Corp. (a)(b)	6,573	223,416
PC Connection, Inc.	2,774	136,009
Plexus Corp. (a)	6,795	652,252
Rogers Corp. (a)	4,621	645,045
Sanmina Corp. (a)	14,115	860,027
ScanSource, Inc. (a)	6,019	198,206
Smartrent, Inc. (a)(b)	29,932	87,401
TD SYNNEX Corp.	10,293	1,051,430
TTM Technologies, Inc. (a)	24,786	389,636
Velodyne Lidar, Inc. (a)	45,096	52,762
Vishay Intertechnology, Inc.	31,590	723,095
Vishay Precision Group, Inc. (a)	3,065	132,347
Vontier Corp.	38,525	887,231
		29,697,250
IT Services - 1.9%
Affirm Holdings, Inc. (a)(b)	51,174	828,507
Amdocs Ltd.	29,788	2,738,411
BigCommerce Holdings, Inc. (a)	15,290	187,455
Brightcove, Inc. (a)	10,990	69,677
Cantaloupe, Inc. (a)	13,476	68,593
Cass Information Systems, Inc.	3,037	147,477
Concentrix Corp.	10,455	1,482,624
Conduent, Inc. (a)	39,490	188,367
CSG Systems International, Inc.	7,409	442,095
Cyxtera Technologies, Inc. Class A (a)(b)	13,305	42,842
Digitalocean Holdings, Inc. (a)(b)	14,729	432,296
DXC Technology Co. (a)	56,226	1,615,373
Edgio, Inc. (a)	33,394	52,429
Euronet Worldwide, Inc. (a)	11,467	1,292,102
EVERTEC, Inc.	15,891	587,014
EVO Payments, Inc. Class A (a)	11,618	393,502
Exela Technologies, Inc. (a)(b)	6,049	368
ExlService Holdings, Inc. (a)	8,090	1,380,154
Fastly, Inc. Class A (a)(b)	27,591	285,567
Genpact Ltd.	41,391	1,956,966
Grid Dynamics Holdings, Inc. (a)	12,802	160,281
Hackett Group, Inc.	5,663	125,152
i3 Verticals, Inc. Class A (a)	5,432	157,093
Information Services Group, Inc.	8,638	45,263
International Money Express, Inc. (a)	8,234	187,406
Kyndryl Holdings, Inc. (a)	49,993	669,406
Marqeta, Inc. Class A (a)	108,084	716,597
Maximus, Inc.	14,873	1,113,244
MoneyGram International, Inc. (a)	22,269	239,837
Paya Holdings, Inc. (a)	21,435	208,348
Paymentus Holdings, Inc. (a)(b)	4,630	40,235
Perficient, Inc. (a)	8,448	626,335
Rackspace Technology, Inc. (a)(b)	13,828	41,484
Repay Holdings Corp. (a)	18,110	176,391
Sabre Corp. (a)(b)	81,052	551,964
Shift4 Payments, Inc. (a)(b)	12,953	829,510
Squarespace, Inc. Class A (a)	10,145	240,639
TaskUs, Inc. (a)(b)	6,430	119,920
The Western Union Co.	95,151	1,348,290
Toast, Inc. (a)(b)	75,574	1,686,056
Ttec Holdings, Inc.	4,660	236,914
Tucows, Inc. (a)	2,414	80,072
Unisys Corp. (a)	16,373	88,578
Verra Mobility Corp. (a)	34,102	526,194
WEX, Inc. (a)	10,643	1,968,636
		26,375,664
Semiconductors & Semiconductor Equipment - 2.1%
ACM Research, Inc.	9,940	124,151
AEHR Test Systems (a)	6,269	219,164
Allegro MicroSystems LLC (a)(b)	15,877	606,025
Alpha & Omega Semiconductor Ltd. (a)	5,347	176,237
Ambarella, Inc. (a)	8,929	802,181
Amkor Technology, Inc.	24,450	715,407
Atomera, Inc. (a)(b)	6,000	43,800
Axcelis Technologies, Inc. (a)	8,038	883,778
AXT, Inc. (a)	9,781	57,610
CEVA, Inc. (a)	5,588	185,075
Cirrus Logic, Inc. (a)	13,471	1,217,644
Cohu, Inc. (a)	11,769	424,626
Diodes, Inc. (a)	11,108	990,723
Everspin Technologies, Inc. (a)	3,360	23,184
First Solar, Inc. (a)	24,263	4,309,109
FormFactor, Inc. (a)	18,862	530,777
Ichor Holdings Ltd. (a)	7,181	242,718
Impinj, Inc. (a)	5,186	673,039
indie Semiconductor, Inc. (a)(b)	15,510	123,615
Kopin Corp. (a)	19,296	23,155
Kulicke & Soffa Industries, Inc. (b)	14,299	730,679
Lattice Semiconductor Corp. (a)	33,631	2,548,893
MACOM Technology Solutions Holdings, Inc. (a)	12,497	837,549
MaxLinear, Inc. Class A (a)	17,610	725,532
Meta Materials, Inc. (a)(b)	77,835	78,613
MKS Instruments, Inc. (b)	14,053	1,437,903
Navitas Semiconductor Corp. (a)(b)	19,590	97,166
NVE Corp.	1,138	82,926
Onto Innovation, Inc. (a)	12,236	962,361
PDF Solutions, Inc. (a)	7,121	226,305
Photronics, Inc. (a)	14,945	270,803
Pixelworks, Inc. (a)	11,074	23,588
Power Integrations, Inc.	13,991	1,204,485
Rambus, Inc. (a)	26,207	1,060,597
Semtech Corp. (a)	15,544	513,418
Silicon Laboratories, Inc. (a)	8,140	1,277,247
SiTime Corp. (a)	3,924	452,163
SkyWater Technology, Inc. (a)(b)	2,337	25,286
SMART Global Holdings, Inc. (a)(b)	11,978	205,902
Synaptics, Inc. (a)	9,776	1,222,293
Ultra Clean Holdings, Inc. (a)	11,109	373,818
Universal Display Corp.	10,670	1,414,095
Veeco Instruments, Inc. (a)(b)	13,093	260,027
		28,403,667
Software - 4.9%
8x8, Inc. (a)	27,585	129,925
A10 Networks, Inc.	15,690	242,881
ACI Worldwide, Inc. (a)	27,415	765,701
Adeia, Inc.	26,083	285,609
Agilysys, Inc. (a)	4,812	402,091
Alarm.com Holdings, Inc. (a)	12,262	657,243
Altair Engineering, Inc. Class A (a)(b)	12,747	676,866
Alteryx, Inc. Class A (a)	15,116	838,787
American Software, Inc. Class A	7,886	119,946
Amplitude, Inc. (a)(b)	13,245	190,463
AppFolio, Inc. (a)	4,603	517,055
Appian Corp. Class A (a)(b)	9,980	412,823
Asana, Inc. (a)(b)	18,790	291,245
Aspen Technology, Inc. (a)	7,126	1,416,293
Avaya Holdings Corp. (a)(b)	19,511	6,967
AvePoint, Inc. (a)(b)	20,449	91,407
Bentley Systems, Inc. Class B	48,282	1,885,412
Black Knight, Inc. (a)	38,240	2,316,962
Blackbaud, Inc. (a)	10,963	682,008
BlackLine, Inc. (a)	13,322	956,520
Box, Inc. Class A (a)	35,006	1,119,842
C3.ai, Inc. (a)(b)	20,682	410,538
Cerence, Inc. (a)	9,519	233,406
Ceridian HCM Holding, Inc. (a)	37,534	2,712,958
Clear Secure, Inc. (b)	18,383	577,042
Clearwater Analytics Holdings, Inc. (a)(b)	12,863	251,858
CommVault Systems, Inc. (a)	10,966	682,414
Confluent, Inc. (a)	37,607	868,722
Consensus Cloud Solutions, Inc. (a)	4,211	247,480
CoreCard Corp. (a)	1,429	47,843
Couchbase, Inc. (a)	5,957	88,104
Coupa Software, Inc. (a)	18,553	1,482,756
CS Disco, Inc. (a)	4,199	34,894
Digimarc Corp. (a)(b)	3,311	66,154
Digital Turbine, Inc. (a)	22,012	382,128
Dolby Laboratories, Inc. Class A	14,976	1,191,491
Domo, Inc. Class B (a)	7,751	120,218
Dropbox, Inc. Class A (a)	66,366	1,541,682
Duck Creek Technologies, Inc. (a)	18,654	353,120
Dynatrace, Inc. (a)	49,689	1,909,548
E2open Parent Holdings, Inc. (a)(b)	41,451	286,012
Ebix, Inc. (b)	5,871	111,901
eGain Communications Corp. (a)	5,436	52,838
Elastic NV (a)	19,018	1,119,019
Embark Technology, Inc. (a)(b)	3,398	14,611
Enfusion, Inc. Class A (a)	3,041	36,127
Envestnet, Inc. (a)(b)	13,509	878,085
Everbridge, Inc. (a)	9,892	316,148
Five9, Inc. (a)	17,212	1,355,961
ForgeRock, Inc. (a)	8,938	177,509
Freshworks, Inc. (a)(b)	39,425	637,897
GitLab, Inc. (a)(b)	14,684	725,536
Guidewire Software, Inc. (a)	19,986	1,463,775
Intapp, Inc. (a)	3,642	105,545
InterDigital, Inc.	7,188	502,801
IronNet, Inc. Class A (a)	11,326	4,519
Jamf Holding Corp. (a)(b)	11,161	221,769
KnowBe4, Inc. (a)	20,902	520,251
Latch, Inc. (a)	26,226	24,115
Life360, Inc. unit (a)(d)	45,572	181,132
LivePerson, Inc. (a)	17,353	223,507
Liveramp Holdings, Inc. (a)	16,251	434,877
Manhattan Associates, Inc. (a)	15,376	2,004,415
Marathon Digital Holdings, Inc. (a)(b)	26,738	192,781
Matterport, Inc. (a)(b)	53,721	189,098
MeridianLink, Inc. (a)(b)	4,840	76,859
MicroStrategy, Inc. Class A (a)(b)	2,285	575,203
Mitek Systems, Inc. (a)	11,025	108,707
Model N, Inc. (a)	8,126	322,277
Momentive Global, Inc. (a)	31,744	244,746
N-able, Inc. (a)	16,635	170,841
nCino, Inc. (a)(b)	18,727	535,592
NCR Corp. (a)(b)	33,885	929,127
New Relic, Inc. (a)	14,200	866,910
Nutanix, Inc. Class A (a)	56,394	1,571,701
Olo, Inc. (a)(b)	26,032	208,777
ON24, Inc. (a)	10,414	96,642
Onespan, Inc. (a)	8,639	119,305
Pagerduty, Inc. (a)	19,937	593,923
Paycor HCM, Inc. (a)(b)	11,515	289,142
Paylocity Holding Corp. (a)	10,132	2,110,394
Pegasystems, Inc. (b)	10,058	391,055
PowerSchool Holdings, Inc. (a)	7,693	173,246
Progress Software Corp.	10,386	550,873
PROS Holdings, Inc. (a)	10,195	256,914
PTC, Inc. (a)	25,895	3,492,718
Q2 Holdings, Inc. (a)	13,934	455,920
Qualtrics International, Inc. (a)(b)	27,177	428,581
Qualys, Inc. (a)	8,446	974,331
Rapid7, Inc. (a)	14,652	584,175
Rekor Systems, Inc. (a)	12,101	20,511
Rimini Street, Inc. (a)	12,178	54,801
RingCentral, Inc. (a)	18,967	740,282
Riot Platforms, Inc. (a)(b)	40,951	256,763
SecureWorks Corp. (a)	2,184	17,516
Semrush Holdings, Inc. (a)(b)	8,543	83,465
SentinelOne, Inc. (a)(b)	51,560	778,040
ShotSpotter, Inc. (a)	2,212	85,273
Smartsheet, Inc. (a)	31,899	1,378,356
Smith Micro Software, Inc. (a)(b)	13,063	42,455
SolarWinds, Inc. (a)(b)	11,147	113,254
Sprinklr, Inc. (a)	15,127	150,362
Sprout Social, Inc. (a)	11,570	740,133
SPS Commerce, Inc. (a)	8,782	1,195,055
Sumo Logic, Inc. (a)	26,584	314,489
Telos Corp. (a)(b)	13,067	63,375
Tenable Holdings, Inc. (a)	27,469	1,105,078
Teradata Corp. (a)	24,861	867,152
UiPath, Inc. Class A (a)	85,664	1,315,799
Upland Software, Inc. (a)	6,805	59,408
Varonis Systems, Inc. (a)	26,834	693,391
Verint Systems, Inc. (a)	16,002	607,596
Veritone, Inc. (a)(b)	7,881	66,594
Vertex, Inc. Class A (a)	8,460	114,210
Vobile Group Ltd. (a)(b)	268,000	153,745
Workiva, Inc. (a)(b)	11,197	968,876
Xperi, Inc. (a)	10,137	104,918
Yext, Inc. (a)	25,576	177,753
Zuora, Inc. (a)(b)	30,354	240,404
		67,625,644
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	8,161	247,360
Corsair Gaming, Inc. (a)(b)	9,595	150,929
Diebold Nixdorf, Inc. (a)(b)	17,772	42,475
Eastman Kodak Co. (a)(b)	17,554	63,370
Immersion Corp.	8,069	59,065
IonQ, Inc. (a)(b)	36,386	161,554
Pure Storage, Inc. Class A (a)	69,097	1,999,667
Quantum Corp. (a)	24,531	43,910
Turtle Beach Corp. (a)	4,127	39,207
Xerox Holdings Corp.	27,282	446,879
		3,254,416
TOTAL INFORMATION TECHNOLOGY		166,535,310
MATERIALS - 5.7%
Chemicals - 2.1%
AdvanSix, Inc.	6,796	293,859
American Vanguard Corp.	6,914	156,187
Amyris, Inc. (a)(b)	55,116	87,634
Ashland, Inc.	12,224	1,335,716
Aspen Aerogels, Inc. (a)(b)	13,773	144,617
Avient Corp.	20,863	845,369
Axalta Coating Systems Ltd. (a)	54,397	1,637,350
Balchem Corp.	7,842	1,024,400
Cabot Corp.	13,861	1,044,149
Chase Corp.	1,812	171,017
Danimer Scientific, Inc. (a)(b)	20,865	47,572
Ecovyst, Inc. (a)	15,873	166,508
Element Solutions, Inc.	54,944	1,125,253
FutureFuel Corp.	6,362	58,976
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	217,818	424,745
H.B. Fuller Co.	13,153	908,872
Hawkins, Inc.	4,650	181,350
Huntsman Corp.	44,085	1,397,054
Ingevity Corp. (a)	8,577	707,088
Innospec, Inc.	6,010	679,250
Intrepid Potash, Inc. (a)	2,324	76,065
Koppers Holdings, Inc.	5,059	175,092
Kronos Worldwide, Inc. (b)	5,130	59,765
Livent Corp. (a)(b)	43,872	1,137,162
Loop Industries, Inc. (a)(b)	5,144	12,860
LSB Industries, Inc. (a)	12,526	159,205
Mativ, Inc.	13,402	369,359
Minerals Technologies, Inc.	7,910	549,350
NewMarket Corp.	1,657	570,853
Olin Corp.	31,114	2,009,653
Origin Materials, Inc. Class A (a)(b)	30,611	185,197
Orion Engineered Carbons SA	14,107	296,529
Perimeter Solutions SA (a)(b)	36,108	335,804
PureCycle Technologies, Inc. (a)(b)	31,950	267,741
Quaker Houghton	3,317	653,018
Rayonier Advanced Materials, Inc. (a)	15,316	106,140
RPM International, Inc.	31,604	2,841,516
Sensient Technologies Corp.	10,391	786,495
Stepan Co.	5,176	568,532
The Chemours Co. LLC	36,834	1,340,389
The Scotts Miracle-Gro Co. Class A (b)	9,854	711,360
Tredegar Corp.	6,001	72,792
Trinseo PLC	8,407	233,294
Tronox Holdings PLC	28,024	480,612
Valvoline, Inc.	43,345	1,589,028
Westlake Corp.	8,448	1,036,992
		29,061,769
Construction Materials - 0.2%
Eagle Materials, Inc.	9,083	1,326,845
Summit Materials, Inc.	29,006	953,137
		2,279,982
Containers & Packaging - 1.2%
Aptargroup, Inc.	15,905	1,839,254
Ardagh Metal Packaging SA (b)	36,167	203,259
Berry Global Group, Inc.	30,620	1,890,173
Crown Holdings, Inc.	29,388	2,590,846
Graphic Packaging Holding Co.	75,036	1,807,617
Greif, Inc. Class A	6,258	447,009
Myers Industries, Inc.	8,783	211,495
O-I Glass, Inc. (a)	37,888	729,344
Pactiv Evergreen, Inc.	9,333	107,423
Ranpak Holdings Corp. (A Shares) (a)	9,193	70,418
Sealed Air Corp.	35,473	1,942,501
Silgan Holdings, Inc.	20,336	1,095,907
Sonoco Products Co.	23,775	1,452,890
TriMas Corp.	10,212	314,427
WestRock Co.	62,399	2,448,537
		17,151,100
Metals & Mining - 2.0%
Alcoa Corp.	43,419	2,268,209
Alpha Metallurgical Resources	3,543	570,175
Arconic Corp. (a)	24,724	581,261
ATI, Inc. (a)	31,801	1,157,238
Carpenter Technology Corp.	11,756	567,697
Century Aluminum Co. (a)	12,221	137,364
Cleveland-Cliffs, Inc. (a)	126,290	2,696,292
Coeur d'Alene Mines Corp. (a)	68,755	267,457
Commercial Metals Co.	28,669	1,555,867
Compass Minerals International, Inc.	8,363	390,218
Coronado Global Resources, Inc. unit (d)	205,042	297,085
Gatos Silver, Inc. (a)(b)	11,944	61,631
Gold Resource Corp.	21,292	36,835
Haynes International, Inc.	3,013	167,794
Hecla Mining Co.	137,945	851,121
Kaiser Aluminum Corp.	3,907	341,941
Materion Corp.	5,069	457,477
McEwen Mining, Inc. (a)(b)	9,570	64,215
MP Materials Corp. (a)(b)	22,542	732,840
Olympic Steel, Inc.	2,273	100,558
Piedmont Lithium, Inc. (a)(b)	3,946	270,853
Reliance Steel & Aluminum Co.	14,346	3,262,998
Royal Gold, Inc. (b)	16,106	2,045,945
Ryerson Holding Corp.	4,993	190,583
Schnitzer Steel Industries, Inc. Class A	6,222	210,552
Steel Dynamics, Inc.	40,810	4,923,297
SunCoke Energy, Inc.	19,981	182,027
TimkenSteel Corp. (a)	9,560	188,045
United States Steel Corp.	57,470	1,637,320
Warrior Metropolitan Coal, Inc.	12,765	483,538
Worthington Industries, Inc.	7,387	420,099
		27,118,532
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	4,046	156,216
Glatfelter Corp.	10,474	45,876
Louisiana-Pacific Corp.	17,556	1,195,388
Mercer International, Inc. (SBI) (b)	9,880	125,772
Resolute Forest Products, Inc. (a)	10,859	235,749
Sylvamo Corp.	8,058	382,997
		2,141,998
TOTAL MATERIALS		77,753,381
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Acadia Realty Trust (SBI)	23,881	370,872
Agree Realty Corp.	21,718	1,620,814
Alexander & Baldwin, Inc.	17,923	358,818
Alexanders, Inc.	531	125,996
American Assets Trust, Inc.	13,076	372,143
American Homes 4 Rent Class A	75,232	2,579,705
Americold Realty Trust	66,000	2,073,060
Apartment Income (REIT) Corp.	37,012	1,416,079
Apartment Investment & Management Co. Class A	37,138	278,906
Apple Hospitality (REIT), Inc.	52,396	928,981
Armada Hoffler Properties, Inc.	17,165	217,652
Ashford Hospitality Trust, Inc. (a)	8,684	59,833
Braemar Hotels & Resorts, Inc.	13,823	73,262
Brandywine Realty Trust (SBI)	43,234	283,615
Brixmor Property Group, Inc.	73,563	1,730,937
Broadstone Net Lease, Inc.	42,849	775,995
Camden Property Trust (SBI)	26,139	3,220,586
CareTrust (REIT), Inc.	23,776	492,639
CBL & Associates Properties, Inc.	5,920	157,768
Centerspace	3,777	255,401
Chatham Lodging Trust	11,798	167,650
City Office REIT, Inc.	10,298	101,332
Community Healthcare Trust, Inc.	5,811	249,176
Corporate Office Properties Trust (SBI)	27,562	773,665
Cousins Properties, Inc.	37,219	1,020,545
CTO Realty Growth, Inc.	4,302	84,491
CubeSmart	55,028	2,519,732
DiamondRock Hospitality Co.	51,809	498,921
Diversified Healthcare Trust (SBI)	56,896	45,027
Douglas Emmett, Inc.	43,313	725,493
Easterly Government Properties, Inc.	22,727	369,086
EastGroup Properties, Inc.	10,711	1,802,126
Elme Communities (SBI)	21,947	421,382
Empire State Realty Trust, Inc.	31,999	266,872
EPR Properties	18,393	781,335
Equity Commonwealth	27,469	701,009
Equity Lifestyle Properties, Inc.	43,010	3,087,258
Essential Properties Realty Trust, Inc.	35,290	899,189
Farmland Partners, Inc.	12,340	158,939
Federal Realty Investment Trust (SBI)	17,933	2,000,067
First Industrial Realty Trust, Inc.	32,678	1,743,371
Four Corners Property Trust, Inc.	20,633	593,405
Franklin Street Properties Corp.	22,300	68,684
Gaming & Leisure Properties	62,958	3,372,030
Getty Realty Corp.	10,480	381,786
Gladstone Commercial Corp.	9,888	167,997
Gladstone Land Corp.	8,327	162,710
Global Medical REIT, Inc.	15,976	179,410
Global Net Lease, Inc.	25,370	379,282
Healthcare Trust of America, Inc.	93,262	2,007,931
Hersha Hospitality Trust	8,483	78,044
Highwoods Properties, Inc. (SBI)	25,885	786,127
Hudson Pacific Properties, Inc.	31,422	357,897
Independence Realty Trust, Inc.	55,384	1,042,881
Indus Realty Trust, Inc.	1,309	83,907
Industrial Logistics Properties Trust	15,454	68,152
InvenTrust Properties Corp.	16,556	411,748
Iron Mountain, Inc.	71,166	3,884,240
iStar Financial, Inc.	21,317	197,822
JBG SMITH Properties	24,458	492,584
Kilroy Realty Corp.	26,157	1,073,483
Kimco Realty Corp.	152,265	3,419,872
Kite Realty Group Trust	53,680	1,164,856
Lamar Advertising Co. Class A	21,377	2,277,506
Life Storage, Inc.	20,849	2,252,526
LTC Properties, Inc.	10,090	384,934
LXP Industrial Trust (REIT)	68,057	786,058
Medical Properties Trust, Inc. (b)	147,109	1,905,062
National Health Investors, Inc.	10,710	630,069
National Retail Properties, Inc.	43,783	2,073,125
National Storage Affiliates Trust	20,922	853,618
Necessity Retail (REIT), Inc./The	32,693	223,293
NETSTREIT Corp.	13,963	281,075
NexPoint Residential Trust, Inc.	5,724	289,062
Office Properties Income Trust	12,011	206,109
Omega Healthcare Investors, Inc.	57,618	1,696,274
One Liberty Properties, Inc.	4,314	104,011
Orion Office (REIT), Inc.	14,038	135,467
Outfront Media, Inc.	36,010	716,599
Paramount Group, Inc.	40,826	263,328
Park Hotels & Resorts, Inc.	55,122	810,845
Pebblebrook Hotel Trust	32,104	526,506
Phillips Edison & Co., Inc.	29,022	972,817
Physicians Realty Trust	56,320	893,235
Piedmont Office Realty Trust, Inc. Class A	30,614	324,508
Plymouth Industrial REIT, Inc.	9,735	217,869
Postal Realty Trust, Inc.	4,871	75,306
Potlatch Corp.	19,978	977,923
Rayonier, Inc.	35,877	1,305,564
Regency Centers Corp.	37,931	2,527,343
Retail Opportunity Investments Corp.	30,995	490,651
Rexford Industrial Realty, Inc.	44,967	2,854,055
RLJ Lodging Trust	39,633	498,187
RPT Realty	20,966	219,724
Ryman Hospitality Properties, Inc.	13,520	1,255,873
Sabra Health Care REIT, Inc.	56,864	767,664
Safehold, Inc.	5,998	209,690
Saul Centers, Inc.	3,271	140,032
Service Properties Trust	40,111	357,389
SITE Centers Corp.	46,690	637,319
SL Green Realty Corp.	15,704	646,220
Spirit Realty Capital, Inc.	34,324	1,506,137
Stag Industrial, Inc.	44,088	1,569,533
Store Capital Corp.	65,031	2,094,649
Summit Hotel Properties, Inc.	26,848	228,745
Sunstone Hotel Investors, Inc.	52,240	574,118
Tanger Factory Outlet Centers, Inc.	25,520	487,687
Terreno Realty Corp.	16,551	1,066,381
The Macerich Co.	52,563	722,216
UMH Properties, Inc.	13,239	237,243
Uniti Group, Inc.	57,596	379,558
Universal Health Realty Income Trust (SBI)	3,242	177,694
Urban Edge Properties	29,209	460,042
Urstadt Biddle Properties, Inc. Class A	7,609	142,897
Veris Residential, Inc. (a)	19,345	334,669
Vornado Realty Trust	39,491	963,185
Whitestone REIT Class B	11,949	124,389
Xenia Hotels & Resorts, Inc.	28,188	420,001
		99,460,556
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc. (a)	26,548	225,127
Cushman & Wakefield PLC (a)(b)	40,029	577,618
Digitalbridge Group, Inc.	35,318	522,706
Doma Holdings, Inc. Class A (a)(b)	28,849	20,483
Douglas Elliman, Inc.	16,633	77,510
eXp World Holdings, Inc. (b)	17,826	277,907
Forestar Group, Inc. (a)	4,271	63,552
Howard Hughes Corp. (a)	8,390	717,261
Jones Lang LaSalle, Inc. (a)	11,597	2,143,937
Kennedy-Wilson Holdings, Inc.	28,765	514,318
Marcus & Millichap, Inc.	6,111	221,463
Newmark Group, Inc.	30,247	259,217
Offerpad Solutions, Inc. (a)(b)	18,023	16,536
Opendoor Technologies, Inc. (a)(b)	125,515	274,878
RE/MAX Holdings, Inc.	4,282	97,672
Redfin Corp. (a)(b)	26,738	200,000
Seritage Growth Properties (a)(b)	8,927	108,463
The RMR Group, Inc.	3,494	108,384
The St. Joe Co.	8,299	390,883
WeWork, Inc. (a)(b)	56,490	89,819
Zillow Group, Inc.:
Class A (a)	9,687	416,154
Class C (a)	44,188	1,953,551
		9,277,439
TOTAL REAL ESTATE		108,737,995
UTILITIES - 2.8%
Electric Utilities - 1.0%
Allete, Inc.	14,003	866,226
Avangrid, Inc. (b)	17,005	717,101
Hawaiian Electric Industries, Inc.	26,688	1,128,102
IDACORP, Inc.	12,369	1,308,764
MGE Energy, Inc.	8,820	644,830
NRG Energy, Inc.	56,576	1,936,031
OGE Energy Corp.	48,930	1,923,928
Otter Tail Corp.	10,129	649,775
Pinnacle West Capital Corp.	27,675	2,063,171
PNM Resources, Inc.	20,787	1,028,541
Portland General Electric Co.	22,157	1,054,230
		13,320,699
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	4,320	544,666
National Fuel Gas Co.	22,502	1,306,466
New Jersey Resources Corp.	23,425	1,169,376
Northwest Natural Holding Co.	8,583	430,352
ONE Gas, Inc.	13,245	1,090,858
South Jersey Industries, Inc.	29,513	1,065,124
Southwest Gas Corp.	15,101	1,010,710
Spire, Inc.	12,785	923,333
UGI Corp.	51,136	2,036,747
		9,577,632
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	9,351	299,700
Class C	19,205	648,937
Ormat Technologies, Inc. (b)	11,905	1,101,808
Sunnova Energy International, Inc. (a)(b)	24,063	468,747
Vistra Corp.	91,942	2,120,183
		4,639,375
Multi-Utilities - 0.4%
Avista Corp.	18,224	727,138
Black Hills Corp.	15,812	1,144,473
NiSource, Inc.	99,609	2,764,150
NorthWestern Energy Corp.	14,161	804,345
Unitil Corp.	3,873	202,054
		5,642,160
Water Utilities - 0.4%
American States Water Co.	9,024	849,790
California Water Service Group	13,439	822,064
Essential Utilities, Inc.	58,364	2,727,350
Middlesex Water Co.	4,370	366,468
SJW Group	6,587	509,900
York Water Co.	3,450	156,803
		5,432,375
TOTAL UTILITIES		38,612,241
TOTAL COMMON STOCKS (Cost $1,318,000,437)		1,369,981,643

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $196,249)	200,000	196,245

Money Market Funds - 10.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	5,528,610	5,529,716
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	140,108,616	140,122,627
TOTAL MONEY MARKET FUNDS (Cost $145,652,343)		145,652,343

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $1,463,849,029)	1,515,830,231
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(142,488,330)
NET ASSETS - 100.0%	1,373,341,901

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	16	Mar 2023	1,551,520	123,773	123,773
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Mar 2023	2,130,320	146,724	146,724

TOTAL FUTURES CONTRACTS					270,497
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,592,621 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $188,395.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	4,450,016	26,438,118	25,358,418	32,236	-	-	5,529,716	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	132,801,548	109,544,863	102,223,784	385,622	-	-	140,122,627	0.5%
Total	137,251,564	135,982,981	127,582,202	417,858	-	-	145,652,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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